As filed with the Securities and Exchange Commission on September 6, 2016

 Securities Act Registration No. 333-212687

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. /2/

Post-Effective Amendment No. / /

Ultimus Managers Trust
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Address of Principal Executive Offices) (Zip Code)

(513) 587-3400
(Registrant's Telephone Number, including Area Code)

Bo James Howell
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

With Copy To:

Thomas W. Steed III, Esq.
Kilpatrick, Townsend & Stockton LLP
4208 Six Forks Road, Suite 1400
Raleigh, North Carolina 27609

Title of securities being registered: Shares of a series of the Registrant – Stralem Equity Fund

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

STRALEM FUND
645 Madison Avenue
New York, New York 10022

Important Proxy Materials
PLEASE CAST YOUR VOTE TODAY

September 6, 2016

Dear Shareholder:

The Stralem Equity Fund (the “Existing Fund”), a series of Stralem Fund, a Delaware statutory trust (“Stralem”), proposes to reorganize into a new series (the “New Fund”) of the Ultimus Managers Trust, an open end management company organized as an Ohio business trust (“UMT”) (the “Reorganization”), with the New Fund having the same investment adviser, fund name, and investment objective, and substantially similar principal investment strategies, risks, policies and restrictions, as the Existing Fund. On October 11, 2016, at the offices of Ultimus Fund Solutions, LLC at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, the Existing Fund will hold a special meeting of shareholders at 10:30 a.m. Eastern Time. The purpose of the special meeting is to consider and approve the Reorganization.

Stralem & Company Incorporated, the investment adviser to the Existing Fund (the “Adviser”), believes that the Existing Fund will benefit from reorganizing into the New Fund. The primary purpose of the Reorganization is to reduce the operating costs of the Existing Fund by moving it to UMT, which, as a shared series trust, offers a lower cost structure thereby reducing the amount of fee waivers absorbed by the Adviser under the current proposed limitation agreement with the New Fund. The Adviser, in turn, will pass on some of its savings by lowering the total expense cap from 0.98% currently in place for the Existing Fund to 0.95% for the New Fund for a period of at least two years from the date of the Reorganization.

The Adviser made a recommendation to the Board of Trustees of Stralem (the “Stralem Board”) to approve the Reorganization, which would be effected pursuant to an Agreement and Plan of Reorganization (the “Plan”). Following careful analysis and consideration, the Stralem Board approved the Reorganization after concluding that the implementation of the Reorganization is advisable and in the best interests of the Existing Fund.

Upon the closing of the Reorganization, substantially all of the assets of the Existing Fund will be transferred to the New Fund in exchange for shares of the New Fund, which shares will then be distributed pro rata to the Existing Fund’s shareholders. The Adviser will continue to serve as investment adviser to the New Fund, and it is expected that the New Fund will continue to be managed by the same portfolio management team consisting of Hirschel B. Abelson, Adam S. Abelson, Andrea Baumann Lustig, Philippe T. Labaune, Irene Bergman, Edward N. Cooper, CFA, and Michael J. Alpert, who currently manage the Existing Fund.

The proposed Reorganization is not expected to have any adverse federal or state tax consequences to the New Fund or its shareholders. Please refer to the enclosed Proxy Statement/Prospectus for a detailed explanation of the Reorganization.

The Stralem Board has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. In order to avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Proxy Statement/Prospectus and cast your vote. It is important that your vote be received no later than October 10, 2016.

You may cast your vote by signing, dating and mailing the enclosed voting instruction form or proxy card in the postage prepaid return envelope provided. In addition to voting by mail, you may also vote either by telephone or through the Internet as follows:

	TO VOTE BY TELEPHONE:		TO VOTE BY INTERNET:
1)	Read the Proxy Statement and have the enclosed proxy card at hand	1)	Read the Proxy Statement and have the enclosed proxy card at hand
2)	Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions	2)	Go to the website that appears on the enclosed proxy card and follow the simple instructions

We encourage you to vote by telephone or through the Internet using the control number that appears on the enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed Proxy Statement carefully before you vote.

We appreciate your participation and prompt response in this matter. If you should have any questions regarding the proposals, or to quickly vote your shares, please call Okapi Partners, the Fund’s proxy solicitor, toll-free at 1-877-869-0171. Thank you for your continued support.

Respectfully,

Andrea Baumann Lustig
President, Stralem Fund

STRALEM FUND
645 Madison Avenue
New York, New York 10022

NOTICE OF MEETING OF SHAREHOLDERS
TO BE HELD ON OCTOBER 11, 2016

To Shareholders of the Stralem Equity Fund:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Meeting”) of Stralem Equity Fund (the “Existing Fund”), a series of Stralem Fund (“Stralem”), will be held at 10:30 a.m. Eastern Time on October 11, 2016, at the offices of Ultimus Fund Solutions, LLC at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, to consider and vote on the following:

1.            A proposal to approve the reorganization of the Existing Fund into the “New Fund” (as defined below) (such transactions, collectively the “Reorganization”), pursuant to an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, the Existing Fund will transfer substantially all of its assets to the new Stralem Equity Fund (the “New Fund”), a new series of the Ultimus Managers Trust, an open end management investment company organized as an Ohio business trust (“UMT”), in exchange for shares of the New Fund and the New Fund’s assumption of all of the liabilities of the Existing Fund. The shares of the New Fund received by the Existing Fund will be distributed pro rata to the Existing Fund’s shareholders. After the Reorganization, the Existing Fund will be terminated as a series of Stralem. The New Fund has the same investment objective and substantially similar principal investment strategies as the Existing Fund.

2.            To transact any other business that may properly come before the Meeting or any adjournment thereof.

The proposed Reorganization is described in the attached Proxy Statement/Prospectus. The form of Agreement and Plan of Reorganization is attached as Appendix A to the Proxy Statement/Prospectus.

Shareholders of record as of the close of business on August 30, 2016 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

The Board of Trustees of Stralem has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

By Order of the Board of Trustees,

Wade R. Bridge
Secretary, Stralem Fund

September 6, 2016

Your vote is important. Please fill in, date, sign and return the enclosed proxy card promptly in the enclosed postage-paid envelope whether or not you plan to be present at the meeting. You can also vote by telephone by calling 1-877-869-0171 or through the Internet at the website that appears on the proxy card. you may still vote in person if you attend the meeting.

STRALEM FUND
645 Madison Avenue
New York, New York 10022

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT

Dated: September 6, 2016

The following questions and answers provide an overview of key features of the proposed Reorganization. Please call 1-866-822-9555 with any questions about the Reorganization or the Proxy Statement/Prospectus generally or to obtain a copy of the Existing Fund’s prospectus and statement of additional information.

1.	What is this document and why did we send it to you?

The attached document is a proxy statement for Stralem Equity Fund (the “Existing Fund”), a series of Stralem Fund (“Stralem”), and a prospectus for shares of the new Stralem Equity Fund (the “New Fund”), a newly created series of Ultimus Managers Trust (“UMT”). The purpose of this Combined Proxy Statement and Prospectus is to solicit votes from shareholders of the Existing Fund to approve the proposed reorganization of the Existing Fund into the New Fund (the “Reorganization”) as described in the Agreement and Plan of Reorganization between Stralem and UMT on behalf of the Existing Fund (the “Plan”).

The New Fund has the same investment objective and substantially similar principal investment strategies as the Existing Fund. After the Reorganization, Stralem & Company Incorporated (the “Adviser”), the current investment adviser for the Existing Fund, will continue to serve as investment adviser to the New Fund. It is expected that the New Fund will continue to be managed by the same portfolio management team consisting of Hirschel B. Abelson, Adam S. Abelson, Andrea Baumann Lustig, Philippe T. Labaune Irene Bergman, Edward N. Cooper, CFA, and Michael J. Alpert, who currently manage the Existing Fund. Please refer to the enclosed Proxy Statement/Prospectus for a description of the qualifications and business experience of the portfolio management team.

Shareholder approval is needed to proceed with the Reorganization of the Existing Fund, and a special meeting of shareholders of the Existing Fund will be held on October 11, 2016 to consider whether to approve the Reorganization.

2.	What is the purpose of the Reorganization?

The primary purpose of the Reorganization is to reduce operating costs of the Existing Fund. As a shared series trust, UMT offers a lower cost structure thereby reducing the amount of fee waivers absorbed by the Adviser under the current expense limitation agreement with the Existing Fund. Additionally, after the completion of the contractual two year period for the reduced expense cap (or earlier if assets increase dramatically), the lower operating costs should allow the new fund to operate without fee waivers and expense reimbursements as a result of incrementally fewer additional assets under management. Despite delivering strong absolute returns during the extraordinary market run up that followed the financial crisis in 2008, the Existing Fund trailed the S&P 500 Index because the Adviser maintained a relatively conservative portfolio structure in accordance with its discipline. As a result, many shareholders left the Existing Fund to seek out investments in either passively managed funds, ETFs or other mutual funds with returns in line with the market’s performance. The Existing Fund’s assets have declined 62% over the past two years. With the decline in assets, expenses for the Existing Fund rose and the Adviser found itself absorbing unexpectedly and significantly higher expenses under the Existing Fund’s expense limitation agreement initiated in October 2009.

After researching a number of options available to reduce expenses, including other stand alone administrators and other shared series trusts, the management of the Existing Fund concluded that UMT would offer shareholders an opportunity to invest in the same investment strategy at a lower cost structure using a provider with whom the Existing Fund had already had direct experience with and an excellent relationship for eight years. As part of a shared series trust, the New Fund expects to be able to reduce some of the Existing Fund’s operating costs due to economies of scale and the sharing of expenses with other series in UMT. Based on the April 30, 2016 net assets of the Existing Fund, the lower cost structure is anticipated to reduce the total annual gross operating expenses of the New Fund (before fee waivers and expense reimbursements by the Adviser) by approximately $290,000 annually. The Adviser will benefit from the Reorganization, because the lower annual gross operating expenses of the New Fund will reduce the amount of waivers required of the Adviser pursuant to the anticipated expense limitation agreement with the New Fund. The Adviser intends to invest any profits resulting from the Reorganization in additional personnel to assist in growing the Fund. In addition, the Adviser has agreed to pass a portion of the expected savings on to shareholders by contractually committing to enter into an expense limitation agreement with the New Fund that will lower the expense cap on the New Fund’s total annual net operating expense ratio from 0.98% per annum to 0.95% per annum. This will save the New Fund approximately $43,000 annually based on the net assets at April 30, 2016.

3.	How will the Reorganization affect me as a shareholder?

If you are a shareholder of the Existing Fund, you will become a shareholder of the New Fund as a result of the Reorganization. The shares of the New Fund that you receive immediately following the Reorganization will have a total net asset value equal to the total net asset value of the shares you held in the Existing Fund as of the closing date of the Reorganization. The Existing Fund’s Reorganization is expected to be tax-free to the Existing Fund and its shareholders.

The Reorganization will not shift day-to-day portfolio management responsibility. The New Fund has engaged the Adviser to manage the New Fund, and the portfolio management team that is currently responsible for managing the Existing Fund is expected to remain in place. The New Fund has the same investment objective and substantially similar principal investment strategies as the Existing Fund. The Board of Trustees, officers of the Fund, legal counsel, independent public accountants and chief compliance officer of the New Fund will be different from those of the Existing Fund. For information on the New Fund’s Board of Trustees and officers please see the New Fund’s Statement of Additional Information (“SAI”) filed with the SEC on July 26, 2016.

The New Fund’s service providers are listed below. All other service providers will remain the same, including the Fund’s investment adviser, distributor, custodian, transfer agent, fund accountant, and administrator.

Service Providers	Existing Fund	New Fund
Legal Counsel	Kramer Levin Naftalis & Frankel LLP	Kilpatrick Townsend & Stockton LLP
Independent Public Accountants	EisnerAmper LLP	Cohen Fund Audit Services, Ltd.

The Existing Fund is a series of a Delaware statutory trust and the New Fund, as a series of UMT, will be under an Ohio business trust.

4.	How will the Reorganization affect the fees and expenses I pay as a shareholder of the Stralem Equity Fund?

The fees and expenses paid by shareholders of the New Fund after the fee waiver are expected to be slightly lower than the fees and expenses paid by shareholders of the Existing Fund. The Adviser has agreed to reduce the cap on the total annual operating expenses from 0.98% on the Existing Fund to 0.95% on the New Fund for a period of at least two years from the date of the Reorganization.

Existing Fund Expense Limitation Agreement. The Adviser has agreed contractually to reduce Management Fees and/or reimburse Existing Fund expenses until March 1, 2017 in order to limit Total Annual Fund Operating Expenses, (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 0.98% of the Existing Fund’s average daily net assets. Under the terms of this agreement, the Adviser may recover from the Fund any Management Fee reductions and expense reimbursements for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund’s Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the agreed upon limits. This arrangement terminates automatically if the Adviser ceases to serve as investment adviser to the Existing Fund and will be terminated under the reorganization. This expense cap may not be terminated prior to its expiration except by the Board of Trustees of Stralem Fund (the “Stralem Board”).

New Fund Expense Limitation Agreement. Similar to the Existing Fund’s expense limitation agreement, the Adviser will enter into an Expense Limitation Agreement on behalf of the New Fund, under which the Adviser will agree to reduce Management Fees and/or reimburse New Fund expenses for a period of two years from the date of the Reorganization in order to limit Total Annual Fund Operating Expenses, (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to 0.95% of the Fund’s average daily net assets. Under the terms of this agreement, the Adviser may recover from the Fund any Management Fee reductions and expense reimbursements for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund’s Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, acquired fund fees and expenses and extraordinary expenses) to exceed the agreed upon limit. This arrangement terminates automatically if the Adviser ceases to serve as investment adviser to the Fund.

This expense cap may not be terminated prior to its expiration except by the UMT Board. The expense limitation excludes certain expenses, which are described further in the “Comparison Fee Tables and Examples” section of this Proxy Statement/Prospectus.

5.	How will the Reorganization work?

Pursuant to the Plan, the Existing Fund will transfer substantially all of its assets to the New Fund in exchange for shares of the New Fund and the New Fund’s assumption of the Existing Fund’s liabilities. The Existing Fund will then distribute the shares it receives from the New Fund to shareholders of the New Fund in proportion to their holdings of such shares in the Existing Fund, in liquidation of the Existing Fund. At the time of the Reorganization, holders of the Existing Fund’s shares will receive shares of the New Fund with the same aggregate net asset value as their Existing Fund shares held immediately prior Reorganization.

If the Plan is carried out as proposed, it is not expected that the transaction will have any adverse federal or state tax consequences to the Existing Fund or its shareholders. Please refer to the enclosed Proxy Statement/Prospectus for a detailed explanation of the Reorganization.

6.	What will happen if the Reorganization is not approved?

If the shareholders of the Existing Fund do not approve the Reorganization, then the Existing Fund will continue to operate as a series of Stralem and the Stralem Board may take any further action it deems to be in the best interests of the Existing Fund and its shareholders.

7.	Why do I need to vote?

Your vote is important and is needed to ensure that the Reorganization proposal can be acted upon. Even if you are a small investor, your vote makes a difference. If too few shareholders vote, the Existing Fund may not receive enough votes to go forward with the special meeting. Your immediate response will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate and vote as soon as possible to avoid any delay in the proposed Reorganization. If necessary, we may ask Existing Fund shareholders to vote on a proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the Reorganization.

8.	How do the Trustees recommend that I vote?

After careful consideration, the Stralem Board approved the Reorganization and recommends that you vote “FOR” the Reorganization.

9.	Who is paying for expenses related to the Reorganization?

The Adviser has agreed to pay all of the expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the New Fund’s Registration Statement and printing and distribution of the Proxy Statement/Prospectus, legal fees, accounting fees, proxy solicitation expenses and other expenses of holding the special meeting. The Adviser expects the expenses of the Reorganization to be approximately $110,000.

10.	How do I vote?

You can vote in one of the following four ways:

1.	Complete, sign, date and promptly return the enclosed proxy card in the enclosed postage prepaid envelope;
2.	Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions;
3.	Go to the website that appears on the enclosed proxy card and follow the simple instructions; or
4.	Attend the shareholder meeting in person

Whether or not you plan to attend the special meeting, your prompt voting by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. You may revoke your proxy before it is exercised at the special meeting, either by writing to the Secretary of the Existing Fund at the address noted in the Proxy Statement/Prospectus or in person at the special meeting. A prior proxy can also be revoked by submitting a later dated proxy card or by voting again through the toll-free number listed above.

11.	What if I have questions?

If you have any questions regarding the proposed Reorganization or how to vote your shares, please call the Fund’s proxy solicitor, Okapi Partners, toll-free at (877) 869-0171.

COMBINED PROXY STATEMENT AND PROSPECTUS
September 6, 2016

FOR THE REORGANIZATION OF

STRALEM EQUITY FUND,
a series of STRALEM FUND
645 Madison Avenue
New York, New York 10022
1-866-822-9555

INTO

STRALEM EQUITY FUND,
a series of ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
1-866-822-9555

This Combined Proxy Statement and Prospectus is being sent to you in connection with the solicitation of proxies by Stralem Fund, an open end management investment company organized as a Delaware statutory trust (“Stralem”), on behalf of the Stralem Equity Fund, a series of Stralem (the “Existing Fund”), in connection with a special meeting of shareholders of the Existing Fund (the “Meeting”) to be held at 10:30 a.m. Eastern Time on October 11, 2016, at the offices of Ultimus Fund Solutions, LLC at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. At the Meeting, shareholders of the Existing Fund will be asked to consider the following proposals:

1.    A proposal to approve the reorganization of the Existing Fund into the “New Fund” (as defined below”) (such transactions, collectively the “Reorganization”), pursuant to an Agreement and Plan of Reorganization (the “Plan”). A copy of the Plan is attached hereto as Appendix A. Pursuant to the Plan, the Existing Fund will transfer substantially all of its assets to the new Stralem Equity Fund (the “New Fund”), a new series of the Ultimus Managers Trust, an open end management investment company organized as an Ohio business trust (“UMT”), in exchange for full and fractional shares of the New Fund and the New Fund’s assumption of all of the liabilities of the Existing Fund. The shares of the New Fund received by the Existing Fund will be distributed pro rata to the Existing Fund’s shareholders. After the Reorganization, the Existing Fund will be terminated as a series of Stralem. The New Fund has the same investment objective and substantially similar principal investment strategies as the Existing Fund.

2.    To transact such other business that may properly come before the special meeting or any postponements or adjournments thereof.

Shareholders who execute proxies may revoke them at any time before they are voted at the Meeting, either by writing to the Existing Fund at Stralem Fund, 645 Madison Avenue, New York, New York 10022, or in person at the Meeting. A prior proxy can also be revoked by submitting a later dated proxy card or by voting again through the toll-free number or website listed in the enclosed voting instructions.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this Combined Proxy Statement and Prospectus, which means that they are legally considered to be a part of this Combined Proxy Statement and Prospectus: the prospectus and SAI of the Existing Fund, dated March 1, 2016, is incorporated by reference to Post-Effective Amendment No. 50 to the Existing Fund's Registration Statement on Form N-1A (File No. 811-01920), filed with the SEC on February 29, 2016; the semi-annual report to shareholders, is incorporated by reference to the Semi-Annual Report of the Existing Fund for its fiscal period ended April 30, 2016, filed on Form N-CSR (File No. 811-01920) with the SEC on June 15, 2016, and the report of the Independent Registered Public Accounting Firm for and audited financial statements of the Existing Fund is incorporated by reference to the Annual Report of the Existing Fund for its fiscal year ended October 31, 2015, filed on Form N-CSR (File No. 811-01920) with the SEC on December 16, 2015. Copies of the Existing Fund’s documents are available upon request and without charge by writing to the Existing Fund at 645 Madison Avenue, New York, New York 10022, or by calling 1-866-822-9555. Free copies of these Existing Fund documents are also available on Stralem’s website at www.stralemfund.com. Because the New Fund has not yet commenced operations as of the date of this Combined Proxy Statement and Prospectus, no annual or semi-annual report is available. Once available, copies of this document will be provided upon request and without charge by writing to New Funds, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling 1-866-822-9555.

The Prospectus, dated March 1, 2016, Semi-Annual Report to shareholders, dated April 30, 2016, and Annual Report to shareholders, dated October 31, 2015, for the Existing Fund have been previously mailed to shareholders of the Existing Fund. The principal offices of Stralem and UMT are identified above. This Combined Proxy Statement and Prospectus will be first sent to shareholders on or about September 6, 2016.

This Combined Proxy Statement and Prospectus includes information about the New Fund that you should know before considering the Plan and resulting Reorganization, and it should be retained for future reference. Additional information contained in the SAI of the New Fund relating to this Proxy Statement/Prospectus, as required by the SEC, is on file with the SEC. The SAI is available without charge, upon request by calling the toll free number set forth above for the New Fund or by writing to the New Fund at the address set forth above. The New Fund’s SAI, dated October 10, 2016 (File No. 811-22680), filed with the SEC on July 26, 2016, is incorporated by reference into this Proxy Statement/Prospectus.

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this Combined Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

I.	SYNOPSIS	13
II.	PRINCIPAL RISK FACTORS	18
III.	COMPARISON FEE TABLES AND EXAMPLES	19
IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION	21
V.	INFORMATION ABOUT THE EXISTING FUND AND THE NEW FUND	27
VI.	HOW TO REDEEM SHARES	35
VII.	VOTING INFORMATION	40
VIII.	LEGAL MATTERS	42
IX.	EXPERTS	43
X.	INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION	43
APPENDIX A		46
APPENDIX B		65
APPENDIX C		67

I.	SYNOPSIS

A.	Overview

The following synopsis is a summary of certain information contained elsewhere in this Combined Proxy Statement and Prospectus, including documents incorporated by reference, as well as in the Agreement and Plan of Reorganization (the “Plan”, and the transactions contemplated in the Plan, collectively the “Reorganization”). This Combined Proxy Statement and Prospectus is qualified by reference to the more complete information contained herein as well as in the prospectus of the Stralem Equity Fund (the “Existing Fund”), a series of Stralem Fund (“Stralem”), dated March 1, 2016, as supplemented to date, which includes information about the Existing Fund, and in the Plan attached hereto as Appendix A. Shareholders should read this entire Combined Proxy Statement and Prospectus carefully.

B.	Reasons for the Reorganization and Board Deliberations

Despite strong absolute returns during the extraordinary market run up following the financial crisis in 2008, the Existing Fund trailed the S&P 500 Index because the Adviser maintained a relatively conservative portfolio structure in accordance with the Existing Fund’s investment strategy. As a result, many shareholders left the Existing Fund to seek out investments in either passively managed funds, ETFs or other mutual funds with returns in line with the market’s performance. The Existing Fund’s assets declined by 62% over the past two years. With the decline in assets Stralem & Company Incorporated (the “Adviser”) has found itself absorbing unexpected and increasingly higher expenses under the Existing Fund’s expense limitation agreement initiated in October 2009.

In the beginning of April, 2016, Ms. Lustig, President of the Existing Fund, informed the Trustees of the Existing Fund who are not “interested persons” (the “Independent Trustees”) as defined by the Investment Company Act of 1940, as amended (the “1940 Act”) that after researching a number of options available to reduce expenses, including other stand alone fund administrators and other shared series trusts, the management of the Existing Fund (“Stralem Management”) concluded that UMT would offer shareholders an opportunity to invest in the same investment strategy at a lower cost structure using a shared series trust offered by the Existing Fund’s current administrator that has serviced the Existing Fund for the past eight years. Stralem Management is made up of the principal officers of Stralem. She stated that a reorganization into UMT would require the Board of Trustees and shareholder approval. She explained the differences between a shared series trust and a stand-alone fund such as the Existing Fund and answered numerous questions from the Trustees. The Trustees requested that Ms. Lustig provide them with information on various alternatives available to reduce expenses and Ms. Lustig agreed to provide the Independent Trustees with analysis and comparative data. She also committed to keep them updated on her discussions with Ultimus.

The Board of Trustees subsequently took the following steps.
•	On June 2, 2016, the Board of Trustees, including a majority of the Independent Trustees, met in person with counsel to the Independent Trustees to discuss materials presented by Stralem Management in response to their counsel’s request for information that would be necessary and appropriate for them to consider with respect to the approval of the Reorganization. Specifically the Trustees requested and Stralem Management provided, among other things, the following:
(i)	a formal proposal for the reorganization describing UMT’s structure, the various contractual relationships between UMT and its service providers, the proposed fees under the UMT structure and the proposed expense limitation agreement;
(ii)	confirmation that the costs of the reorganization will be borne by the Adviser;
(iii)	an in person meeting or video conference for the Board to meet the directors and proposed fund counsel for UMT; and

(iv)	a report from the Existing Fund’s CCO addressing (i) any incremental risks identified by her in connection with the proposed structure, (ii) her assessment of the compliance program in place at UMT and (iii) the qualifications of the CCO of UMT.
•	In addition, the Independent Trustees, their independent counsel and Existing Fund counsel held a teleconference with the internal legal counsel and the Chief Compliance Officer of UMT as well as the outside counsel to UMT and its Independent Trustees to conduct due diligence on UMT. These representatives presented to, and answered questions from, the Independent Trustees of the Existing Fund and independent counsel to the Independent Trustees.
•	Following that teleconference, the Independent Trustees of the Existing Fund held a teleconference with the Independent Trustees of the New Fund to ascertain their experience and qualifications as trustees. The Independent Trustees also reviewed a memorandum prepared by Stralem’s Chief Compliance Officer that summarized the compliance policies and procedures of UMT, highlighted the biographies of UMT’s Chief Compliance Officer and Assistant Chief Compliance Officer and discussed the annual Section 15(c) contract approval process.

At a Meeting of the Board of the Trustees of the Existing Fund held on June 7, 2016 (the “Meeting”), the Independent Trustees met in Executive session with their counsel and evaluated information provided by Stralem Management and reviewed various factors about the Existing Fund, the New Fund and the proposed Reorganization. They also met separately with the CCO of the Existing Fund, counsel to the Existing Fund and representatives from the UMT (telephonically). As part of this process, the Trustees considered the following:
•	upon completion of the Reorganization, the total annual gross operating expenses of the New Fund are projected to be less than those of the Existing Fund;
•	the Adviser’s contractual commitment to lower the expense cap pursuant to an expense limitation arrangement, limiting the New Fund’s expense ratio to 0.95% per annum for a period of two years following the Reorganization, which represents a 0.03% reduction from the Existing Fund’s current expense ratio (0.98% per annum);
•	the Reorganization will improve the Adviser’s profitability by lowering the New Fund’s operating costs (before fee waivers and expense reimbursements by the Adviser), thereby reducing the amount of fees waived and expenses reimbursed;
•	the lower operating costs should allow the new fund to operate without fee waivers and expense reimbursements as a result of incrementally fewer additional assets under management;
•	the Adviser intends to invest any profits resulting from the Reorganization in additional personnel to assist in growing the Fund.
•	based on the current net assets of the Existing Fund, the Adviser will still waive a significant portion of its advisory fee;
•	shareholders will benefit slightly from the reduced expense limitation arrangement;
•	the New Fund will be managed by the same investment adviser as the Existing Fund, and the investment objective will be identical and the principal investments strategies and risks will be substantially similar;
•	the Existing Fund’s team of portfolio managers will continue serving the New Fund; and
•	the Board of Trustees, officers of the Fund, legal counsel, independent public accountants and chief compliance officer of the New Fund will be different from those of the Existing Fund.

In addition, the Trustees considered, among other things:
•	the terms and conditions of the Reorganization;
•	the material similarities and differences in the rights of shareholders of the Existing Fund versus the rights of shareholders of the New Fund;
•	the differences in board, governance, and compliance structures;
•	the Reorganization would not result in the dilution of shareholders’ interests;

•	the net expense ratio of the New Fund will be lower than the net expense ratio of the Existing Fund;
•	the total annual gross operating expenses of the New Fund are projected to be lower than those of the Existing Fund;
•	the investment objective and policies of the New Fund will be identical to those of the Existing Fund;
•	the principal investment strategies and risks of the New Fund will be substantially similar to those of the Existing Fund;
•	the investment personnel, expertise, and resources of the Adviser will remain the same;
•	the Reorganization will provide continuity in the servicing of shareholders of the New Fund because the administrator, fund accountant, and transfer agent will all be the same;
•	the Adviser will bear all of the expenses incurred by the Existing Fund and the New Fund in connection with the Reorganization;
•	the New Fund will assume all of the known liabilities of the Existing Fund;
•	the Reorganization is expected to be a tax-free transaction for Federal income tax purposes; and
•	the shareholders of the Existing Fund will continue to have the ability to redeem their shares prior to the Reorganization.

After reviewing the foregoing factors, the Trustees of the Stralem Board, in their business judgment, determined that the Reorganization is in the best interests of the Existing Fund’s shareholders and that their interests would not be diluted as a result of the transaction contemplated by the Reorganization.

The Stralem Board has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about October 11, 2016, or such other date as is agreed to by the parties, provided that the New Fund has obtained prior to that time an opinion of Kilpatrick Townsend & Stockton LLP (“Kilpatrick Townsend”), legal counsel to the New Fund for purposes of the Reorganization, concerning the tax consequences of the Reorganization as set forth in the Plan. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Existing Fund, at any time prior to the closing, (i) by the either the Existing Fund or the New Fund, if the other party or the Adviser materially breaches certain provisions of the Plan; (ii) by either the Existing Fund or the New Fund, if certain conditions are not met of the Plan; (iii) if a government order prohibits the closing of the Reorganization; (iv) if the closing of the Reorganization has not occurred on or before October 31, 2016; or (iii) by the mutual consent of the Existing Fund and the New Fund.

The Adviser has agreed to pay all of the expenses related to the Reorganization. The Adviser expects the expenses of the Reorganization to be approximately $110,000. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement/Prospectus, legal fees, accounting fees, proxy solicitation expenses, other expenses of holding the special meeting and expenses incurred in connection with the dissolution and liquidation of the Existing Fund following the Reorganization. In addition to solicitations by mail, certain officers and agents of the Existing Fund also may solicit proxies, without special compensation, by telephone. If shareholders holding a sufficient number of shares of the Existing Fund do not approve the Reorganization, then it is expected that the Existing Fund will continue to operate as a series of Stralem and the Stralem Board may take any further action as it deems to be in the best interests of the Existing Fund and its shareholders.

C.	The Proposed Plan and Resulting Reorganization

If the Existing Fund’s shareholders approve the Plan and Reorganization, and certain closing conditions are met, the Reorganization is expected to take place as follows:
•	the Existing Fund will transfer substantially all of its assets and liabilities to the New Fund;
•	the New Fund will issue shares to the Existing Fund, which will distribute those shares pro rata to its shareholders as applicable;
•	shareholders of the Existing Fund will become shareholders of the New Fund;
•	shares of the New Fund received by shareholders of the Existing Fund at the time of the Reorganization will have the same aggregate net asset value (“NAV”) as the shares of the Existing Fund held immediately prior to the Reorganization; and
•	the Existing Fund’s affairs will be wound up, and the Existing Fund will be dissolved.

D.	Comparison of the Existing Fund and the New Fund

1.	Investment Objectives and Principal Investment Policies

The Existing Fund and the New Fund share the same investment objective, which is to seek long-term capital appreciation.

The principal investment strategies of the Existing Fund and the New Fund are substantially similar. Each of the Existing Fund and the New Fund (individually a “Fund” and collectively referred to as the “Funds”) seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities of companies with a market capitalization of $4 billion or greater. Stralem & Company Incorporated, the Funds’ investment adviser (the “Adviser”), selects securities of S&P 500 Index companies using a structural framework that forms the foundation of the Adviser’s investment philosophy. This framework generally consists of investing in stocks in what the Adviser considers as two categories:

•	“Up Market” Companies: Companies that the Adviser believes are fundamentally solid growth companies. This category is comprised of three sub-categories of stocks that, in the Adviser’s view, typically lead the market when the market is rising: New Industries, New Products and Dominant Firms.
•	“Down Market” Companies: Companies that the Adviser believes are strong cash flow companies. This category is comprised of two sub-categories of stocks that have, in the Adviser’s opinion, historically preserved capital in a down market: Low Ratio of Price/Cash Flow and High Dividend Yield.

The Adviser adjusts the balance between Up Market companies and Down Market companies, and the balance among sub-categories in each category, depending on the Adviser’s assessment of where the market lies with respect to the current market cycle. In general, the Adviser expects that at least half of the Funds’ portfolio securities will be maintained in Up Market Companies. By adjusting the allocation between Up Market and Down Market companies during the phases of the market cycle, the Adviser seeks to grow capital in rising markets and preserve capital during declining markets.

The Adviser takes a bottom-up approach to stock selection and focuses most of its research efforts on security selection within the structural framework. The Adviser uses fundamental analysis and proprietary quantitative analytical tools to identify securities for acquisition or sale, determine sector and category weights and implement risk controls. When researching purchase candidates, the Adviser seeks to identify companies meeting certain criteria including: industry leadership, consistent earnings growth, predictable cash flows, above-average profit margins and strong balance sheets. Once a security is deemed a purchase candidate, it is ultimately selected based on its fit within the structural framework.

2.	Investment Advisory Services

Stralem & Company Incorporated, located at 645 Madison Avenue, New York, New York 10022, is the Adviser to the Existing Fund and has responsibility for the management of the Existing Fund’s affairs. The Adviser is an independent, employee-owned asset management firm founded in 1966. It is owned by Hirschel B. Abelson, Adam S. Abelson and Andrea Baumann Lustig. The Adviser manages one strategy, the Large Cap Equity StrategyTM, which is available in separately managed account format, in the Existing Fund and will be used for the New Fund.

The New Fund’s investment adviser will continue to be Stralem & Company Incorporated after the Reorganization. If the Reorganization is approved, it is expected that the current portfolio managers for the Existing Fund will continue to be the portfolio managers for the New Fund.

3.	Distribution Services

Ultimus Fund Distributors, LLC, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, currently serves as the distributor to the Existing Fund, and will be the New Fund’s distributor and will serve as the exclusive agent for the distribution of the New Fund’s shares (the “Distributor”). The Distributor may sell the New Fund’s shares to or through qualified securities dealers or other approved entities.

4.	Purchase and Redemption Procedures

The Existing Fund and the New Fund have substantially similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the Existing Fund and the New Fund are made at the NAV per share next determined after receipt of a purchase or redemption order by the transfer agent.

The minimum initial investment for the Existing Fund is $25,000 (waived for the investment advisory clients of the Adviser). The minimum initial investment in the New Fund is $25,000. The minimum investment requirement may be waived or reduced for any reason at the discretion of the New Fund. The minimum additional investment requirement for both the Existing Fund and the New Fund is $100.

The Existing Fund and the New Fund each offer an automatic investment plan, whereby an existing shareholder may authorize the Existing Fund or the New Fund, as applicable, to withdraw from his, her or its personal bank account each month an amount that such shareholder wishes to invest.

E.	Federal Tax Consequences of the Proposed Reorganization

The Existing Fund will have received on the closing date an opinion of Kilpatrick Townsend, legal counsel to the New Fund for purposes of the Reorganization, to the effect that Kilpatrick Townsend believes that the proposed Reorganization will constitute a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is anticipated that no gain or loss will be recognized by the Existing Fund upon the transfer of assets solely in exchange for shares of the New Fund and its assumption of liabilities, if any, or by shareholders of the Existing Fund upon their receipt of shares of the New Fund. The tax basis for the shares of the New Fund received by shareholders should be the same as their tax basis for the shares of the Existing Fund to be constructively surrendered in exchange therefore. In addition, the holding period of the shares of the New Fund to be received in connection with the Reorganization should include the period during which the shares of the Existing Fund to be constructively surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange.

II.	PRINCIPAL RISK FACTORS

A discussion regarding principal risks of investing in the Existing Fund and the New Fund is set forth below. Because the New Fund will be managed by the investment adviser to the Existing Fund using the same investment objective and substantially similar principal investment strategies as the Existing Fund, and because, if the Reorganization of the Existing Fund is completed, the New Fund will obtain the portfolio of the Existing Fund, the Existing Fund’s and the New Fund’s principal risks are substantially the same. However, as indicated below, the New Fund has determined to provide certain additional risk disclosures.

As with any mutual fund investment, there is a risk that you could lose money by investing in either Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. Neither Fund is intended to be a complete investment program.

The principal risks of investing in the Funds are substantially similar and are as follows:

•	Market Risk: The market value of a security may go up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth more or less than it was at the time of purchase. Market risk may apply to individual securities, a particular sector, or the entire stock market.

•	Adviser Risk: Fund management affects Fund performance. The Fund may lose money if the Adviser’s investment strategy does not achieve the Fund’s objective or the Adviser does not implement the strategy properly.

•	Equity Risk: The value of an equity security will fluctuate with events affecting the company’s profitability or volatility. Unlike debt securities, which have a preference to a company’s earnings and cash flow, equity securities receive value only after the company meets its other obligations. These fluctuations may cause a security to be worth more or less than it was at the time of purchase.

•	Growth Investing Risk: Growth stocks, which can be priced on future expectations rather than current results, tend to be more expensive relative to their earnings or assets compared with other types of stock. As a result, they tend to be more sensitive to changes in the earnings of their issuers and can be more volatile than the stock of more established issuers.

•	Dividend Investing Risk: Returns from dividend-paying stocks may underperform the returns from the overall stock market. To the extent the Fund invests in dividend-paying stocks, the Fund’s performance may at times be better or worse than the performance of the mutual funds that focus on other types of stock strategies or have a broader investment style.

•	Non-diversified Risk: The Fund is non-diversified, which means that it may invest in a relatively small number of stocks. To the extent that the Fund invests in a small number of issuers, the Fund’s performance may be substantially affected by an increase or decrease in the value of any one security in the Fund’s portfolio.

In addition to the risks above, the New Fund has determined to disclose the following risks.

•	Large-Capitalization Company Risk: Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

•	Mid-Capitalization Company Risk. Investing in mid-capitalization companies involves greater risk than is customarily associated with larger, more established companies. Mid-cap companies frequently have less management depth and experience, narrower market penetrations, less diverse product lines, less competitive strengths and fewer resources. Due to these and other factors, stocks of mid-cap companies may be more susceptible to market downturns and other events, less liquid, and their prices may be more volatile.

III.	COMPARISON FEE TABLES AND EXAMPLES

A.	Fee Tables

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Existing Fund and the New Fund. The expenses for the Existing Fund are based on expenses incurred by the Existing Fund during its most recently completed six-month fiscal period, which ended April 30, 2016. Only pro forma information has been presented with respect to the New Fund because the New Fund will not commence operations until the Reorganization is completed. The Reorganization itself will not cause a shareholder to directly pay any additional fees.

FEES AND EXPENSES
	Existing Fund	Pro Forma: New Fund
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Redemption Fee (as a percentage of the amount redeemed within 60 calendar days of purchase)	1.00%	1.00%
Exchange Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%	1.01%
Distribution and/or Service Fees	None	None
Other Expenses	0.31%	0.23%(1)
Total Annual Fund Operating Expenses	1.21%	1.24%
Fee Waiver/Expense Reimbursement	(0.23%)(2)	(0.29%)(3)
Total Annual Fund Operating Expenses (After Fee Waiver or Expense Reimbursement)	0.98%	0.95%

(1)	“Other Expenses” for the New Fund are based on estimated amounts for the New Fund.
(2)
The Adviser has contractually agreed to reduce Management Fees and/or reimburse Fund expenses until March 1, 2017 in order to limit Total Annual Fund Operating Expenses, (excluding brokerage costs, taxes, interest, and extraordinary expenses) to 0.98% of the Fund’s average daily net assets. Under the terms of this agreement, the Adviser may recover from the Fund any Management Fee reductions and expense reimbursements for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund’s Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, and extraordinary expenses) to exceed the agreed upon limits. This arrangement terminates automatically if the Adviser ceases to serve as investment adviser to the Fund.

(3)
Effective upon the closing of the Reorganization, the Adviser has contractually agreed to reduce Management Fees and/or reimburse Fund expenses for a period of two years from the date of the Reorganization in order to limit Total Annual Fund Operating Expenses, (exclusive of brokerage costs, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, costs to organize the Fund, Acquired Fund Fees and Expenses and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to 0.95% of the Fund’s average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This arrangement terminates automatically if the Adviser ceases to serve as investment adviser to the Fund. This expense cap may not be terminated prior to its expiration except by the Board of Trustees of UMT (the “UMT Board”).

A.	Example

This example will help you compare the cost of investing in the Existing Fund and the New Fund with the costs of investing in other mutual funds. The examples assume that you invest $10,000 in the specified fund for the periods indicated and then redeem all of your shares at the end of those periods. With respect to the New Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, except that the contractual agreement to waive management fees and reimburse expenses remains in effect with respect to the Existing Fund and New Fund only until March 1, 2017 and two years from the date of Reorganization (which is assumed to be October 11, 2016, the date of the Meeting), respectively. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Existing Fund	Pro Forma: New Fund
1 Year	$ 100	$97
3 Years	$ 361	$365
5 Years	$ 643	$654
10 Years	$1,446	$1,478

B.	Expense Limitation Agreements

Existing Fund

The Adviser has agreed contractually to reduce Management Fees and/or reimburse Fund expenses until March 1, 2017 in order to limit Total Annual Fund Operating Expenses, (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to 0.98% of the Fund’s average daily net assets. Under the terms of this agreement, the Adviser may recover from the Fund any Management Fee reductions and expense reimbursements for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund’s Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to exceed the agreed upon limits. This arrangement terminates automatically if the Adviser ceases to serve as investment adviser to the Fund.

New Fund

The Adviser has contractually agreed under an Expense Limitation Agreement to reduce Management Fees and/or reimburse Fund expenses for a period of two years from the date of Reorganization in order to limit Total Annual Fund Operating Expenses, (excluding brokerage costs, taxes, interest, Acquired Fund Fees and Expenses and extraordinary expenses) to 0.95% of the Fund’s average daily net assets. Under the terms of this agreement, the Adviser may recover from the Fund any Management Fee reductions and expense reimbursements for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Fund’s Total Annual Fund Operating Expenses (excluding brokerage costs, taxes, interest, and extraordinary expenses) to exceed the agreed upon limits. This arrangement terminates automatically if the Adviser ceases to serve as investment adviser to the Fund.

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION

The Agreement and Plan of Reorganization sets forth the terms by which the Existing Fund will be reorganized into the New Fund. The form of Plan is attached as Appendix A, and the description of the Plan contained herein is qualified in its entirety by the attached Plan. The following is a summary of key information concerning the proposed Reorganization.

A.	Summary of the Proposed Reorganization

The Plan provides that upon the transfer of substantially all of the assets and all of the liabilities of the Existing Fund to the New Fund, the New Fund will issue to the Existing Fund that number of full and fractional shares having an aggregate NAV equal in value to the aggregate net asset value of the Existing Fund’s shares, calculated as of the closing date of the Reorganization (the “Closing Date”). The Existing Fund will then distribute the shares it receives from the New Fund to shareholders of the New Fund in proportion to their holdings of such shares in the Existing Fund, in liquidation of the Existing Fund. Existing Fund shareholders will receive shares of the New Fund based on their respective holdings in the Existing Fund as of the last business day preceding the Closing Date (the “Valuation Time”).

Upon completion of the Reorganization, each shareholder of the Existing Fund will own that number of full and fractional shares of the New Fund having an aggregate NAV equal to the aggregate NAV of such shareholder’s shares, as applicable, held in the Existing Fund as of the Valuation Time. Such shares will be held in an account with the New Fund identical in all material respects to the account currently maintained by the Existing Fund for such shareholder.

Until the Valuation Time, shareholders of the Existing Fund will continue to be able to redeem their shares at the NAV next determined after receipt by the Existing Fund’s transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Valuation Time will be treated as requests received for the redemption or purchase of shares of the New Fund. After the Reorganization, all of the issued and outstanding shares of the Existing Fund will be canceled on the books of the Existing Fund and the transfer agent’s books of the Existing Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from Kilpatrick Townsend, counsel of the New Fund, addressed to the Existing Fund and the New Fund with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Plan. Assuming satisfaction of the conditions in the Plan, the Closing Date of the Reorganization will be at the close of business on October 11, 2016, or such other date as is agreed to by the parties.

The Adviser has agreed pay all of the customary expenses related to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the Registration Statement and printing and distribution of the Proxy Statement/Prospectus, legal fees, accounting fees, proxy solicitation expenses, other expenses of holding the special meeting and expenses incurred in connection with the dissolution and liquidation of the Existing Fund following the Reorganization.

The Plan may not be changed except by an agreement signed by each party to the Plan.

B.	Description of the New Fund Shares

The New Fund shares issued to the Existing Fund shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. The New Fund shares may be sold and redeemed based upon the NAV of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund’s prospectus.

C.	Reasons for the Reorganization Considered by the Stralem Board

The Stralem Board, including a majority of the Independent Trustees, has determined that the interests of the Existing Fund’s shareholders will not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of the Existing Fund’s shareholders.

The reasons for the Reorganization are described above under “Synopsis - Reasons for the Reorganization and Board Deliberations.”

D.	Federal Income Tax Consequences

The Reorganization is intended to be a tax-free reorganization for U.S. federal income tax purposes. Kilpatrick Townsend, counsel to UMT, has been asked to deliver to the New Fund and the Existing Fund an opinion, and the closing of the Reorganization will be conditioned on receipt of such an opinion, substantially to the effect that, on the basis of existing provisions of the Code, the Treasury regulations promulgated thereunder, current administrative rules, pronouncements, and court decisions, for U.S. federal income tax purposes:

•	The Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Existing Fund and the New Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•	Under Code Section 361, no gain or loss will be recognized by the New Fund upon its receipt of the Existing Fund’s assets in exchange for New Fund shares and the assumption by the New Fund of the liabilities of the Existing Fund pursuant to the Plan;

•	The tax basis of the Existing Fund’s assets transferred by the Existing Fund to the New Fund in the Reorganization will be the same as the basis of such assets in the hands of the Existing Fund immediately prior to the transfer, and the holding periods of the Existing Fund’s assets in the hands of the New Fund will include the periods during which such assets were held by the Existing Fund;

•	No gain or loss will be recognized by the Existing Fund upon the transfer of its assets to the New Fund in exchange for the New Fund shares and the assumption by the New Fund of the liabilities of the Existing Fund, or upon the distribution of the New Fund shares by the Existing Fund to its shareholders in complete liquidation of the Existing Fund;

•	No gain or loss will be recognized by the Existing Fund’s shareholders upon the receipt of New Fund shares of the New Fund in complete liquidation of such the Existing Fund;

•	The aggregate tax basis of the New Fund shares received by a shareholder of the Existing Fund in connection with the Reorganization will be the same as the aggregate tax basis of such shareholder’s the Existing Fund shares immediately before the Reorganization, and the holding period of the New Fund shares will include the period during which such shareholder held the Existing Fund shares (provided the shareholder held the Existing Fund shares as capital assets);

•	The New Fund will succeed to and take into account the items of the Existing Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the regulations thereunder; and

•	The taxable year of the Existing Fund will not end as a result of the Reorganization, and the part of the taxable year of the Existing Fund before the Reorganization and the part of the taxable year of the New Fund after the Reorganization will constitute a single taxable year of the New Fund.

Although the Existing Fund is not aware of any adverse state income tax consequences, it has not made any investigation as to those consequences for its shareholders. Additionally, UMT and the Existing Fund have not sought, and will not seek, a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the federal income tax consequences of the Reorganization. The Kilpatrick Townsend opinion will be based on certain factual certifications made by officers of Stralem and UMT and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the IRS or a court would agree with Kilpatrick Townsend. An opinion of counsel is not binding upon the IRS or the courts. If the Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Existing Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Existing Fund shares and the fair market value of the shares of the New Fund he or she received in the Reorganization.

The Existing Fund may have capital loss carryforward positions, which may be used to offset capital gains generated by the Existing Fund. After the Reorganization, these losses will be available to the New Fund to offset its capital gains, although the amount of offsetting losses in any given year will be limited. As a result of this limitation, it is possible that the New Fund may not be able to use these losses as rapidly as the Existing Fund might have, and part of these losses may not be useable at all. The ability of the New Fund to utilize the Existing Fund’s accumulated capital loss carryforward in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset.

Although the Reorganization is expected to be tax-free for shareholders, the Existing Fund may make one or more distributions to shareholders prior to the closing of the Reorganization. Any such distribution generally will be taxable to shareholders as ordinary income or capital gain.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S., and other tax laws.

E.	Comparison of Shareholder Rights

Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the Existing Fund versus the rights of shareholders of the New Fund.

Governing Law. The Existing Fund is organized as a non-diversified separate series of Stralem. The New Fund is organized as a non-diversified separate series of UMT. Stralem is organized as a Delaware statutory trust and UMT is organized as an Ohio business trust (collectively referred to as the “Trusts”). Because the Trusts are organized under different state law, the state laws governing the Existing Fund and the New Fund will be different. The Existing Fund and the New Fund are authorized to issue an unlimited number of shares of beneficial interest. The operations of the Existing Fund and the New Fund are each governed by their respective trust instruments (“Declarations of Trust”) and By-Laws (together, the “Governing Documents”) and applicable state law.

Term of Trustees; Removal of Trustees. Both Trusts’ Declarations of Trust generally provide that the Trustees shall serve for a term of unlimited duration, subject to their resignation, death, retirement, or removal. Both Declarations of Trust state that any Trustee may be removed at any time by the action of two-thirds of the remaining Trustees or by vote of shareholders owning at least two-thirds of the outstanding shares of Trust.

Trustee Liability and Indemnification. Under both Delaware and Ohio law, trustees of a statutory trust or business trust, respectively, are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. Neither Declaration of Trust protects Trustees from any liability to which they may be subject as a result of their bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. Both Trusts are required to indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or Trustees, except under certain limited circumstances relating to the culpability of such officers or Trustees.

Shareholder Meetings. Under both Delaware and Ohio law, neither Stralem nor UMT are required to hold annual meetings of shareholders, and neither Stralem’s Declaration of Trust nor UMT’s Declaration of Trust requires the respective Board of Trustees to hold annual meetings of shareholders. Both Declarations of Trust provide that the applicable Board of Trustees will determine whether and when shareholder meetings will be held. Under the Governing Documents of Stralem, a special meeting of the shareholders may be called by shareholders holding not less than 10% of the then outstanding shares of the applicable Trust, and shareholders must be given not less than 10 days’ notice of any shareholder meeting. Under the Governing Documents of UMT, a special meeting of the shareholders may be called by shareholders holding not less than 25% of the then outstanding shares of the applicable Trust, and shareholders must be given not less than 7 days’ notice of any shareholder meeting. UMT’s Bylaws state that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, but any lesser number shall be sufficient for adjournments. Stralem’s Declaration of Trust states that one-third of shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law or of the Declaration of Trust permits or requires that holders of any series or class shall vote as a series or class, then one-third of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class, and a majority of votes cast shall be sufficient for adjournments.

Both Declarations of Trust state that shareholders have the power to vote only on the matters specified in such Declaration of Trust and generally give shareholders the power to vote (i) for the election of Trustees, (ii) with respect to any contract with a contracting party as to which shareholder approval is required by the 1940 Act, (iii) with respect to any reorganization of the Trust, (iv) with respect to any amendment of the Declaration of Trust, and (v) with respect to such additional matters required by law, the Governing Documents or any registration of the Trust with the SEC or any state, or as the Trustees may consider desirable.

Shareholder Liability. Under both Delaware and Ohio law, shareholders of a statutory trust or business trust, respectively, are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the fund or the fund’s investment advisor was unable to meet its obligations. The Governing Documents for both Trusts provide that any shareholder or former shareholder of the respective Trust shall not be held to be personally liable for any obligation or liability of the trust solely by reason of being or having been a shareholder, and Stralem and UMT are required to indemnify their respective shareholders and former shareholders against all losses and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the trust and not because of his or her acts or omissions or for some other reason from the assets of the applicable series.

Series Liability. The Existing Fund is the sole series of Stralem, while the New Fund is one of several series of UMT. Under Ohio law, the liabilities of a business trust, like UMT, shall extend to the whole of the trust estate held by such trustee or trustees. Accordingly, the New Fund may be liable for the debts and obligations of other series of UMT. However, to reduce the likelihood of the assets of a series in UMT being used to pay the debts and obligations of another series within the Trust, UMT’s Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series. In addition, the Trustees and officers of UMT intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of UMT by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that UMT will be successful in preventing the assets of one series from being available to creditors of another series. Delaware law provides for the ability to limit liabilities of a series such that creditors of one series only have recourse against the assets of that series and not those of other series in the Trust. This ability under Delaware law to limit the liability of a series is subject to certain specified conditions including the Trust must maintain separate and distinct records for each series, and each series’ assets must be held and accounted separately from other series and the statutory trust generally. In addition, governing documents under Delaware law must make appropriate references to the limitation of inter-series liability. As noted above, the Existing Fund is currently the only series in Stralem.

Board of Trustees. Each of the Existing Fund and the New Fund is a series of a trust with a Board of Trustees. The composition of the Stralem Board is different from that of the UMT Board, both in terms of membership and size.

Inspection Rights. Under Delaware law, a shareholder of the Trust has the right, subject to reasonable standards established by the Trustees, to access records of the Trust upon reasonable demand for any purpose reasonably related to the shareholder’s interest in the Trust. The UMT Declaration of Trust provides that the records of the Trust shall be open to inspection by shareholders to the same extent as is permitted to stockholders of an Ohio corporation under the Ohio General Corporation Law.

Derivative Actions. Both Stralem’s and UMT’s Declaration of Trust states that no shareholder shall have the right to bring or maintain any court action, proceeding or claim on behalf of Stralem or UMT or any series or class thereof without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall be excused only when the plaintiff makes a specific showing that irreparable injury to Stralem or UMT or any series or class thereof would otherwise result, or if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue.

Amendments to Governing Documents. Both Declarations of Trust provide broad flexibility as to the manner of amending and/or restating their respective Governing Documents. Each Declaration of Trust may be amended or supplemented by the applicable Board of Trustees by an instrument in writing signed by a majority of Trustees. UMT’s Declaration of Trust explicitly prohibits any amendment that (1) limits the rights to indemnification or insurance with respect to action or omission of Trustees and officers or (2) would impair the exemption from personal liability of the shareholders, Trustees, officers, employees, and agents of the Trust or permit assessments upon shareholders. UMT’s Declaration of Trust prohibits any amendment that would impair the exemption from personal liability of the shareholders, Trustees, officers, employees, and agents of the Trust or permit assessments upon shareholders without the express consent of each shareholder or Trustee involved.

For more information, refer to the February 29, 2016 Statement of Additional Information (“SAI”) for the Existing Fund and the October 10, 2016 SAI for the New Fund, each of which is incorporated by reference into this Proxy Statement/Prospectus.

F.	Capitalization

The following table shows the capitalization of the Existing Fund and the New Fund and the pro forma combined capitalization of the New Fund on an unaudited basis as of April 30, 2016 as if the Reorganization had occurred on that date:

	Existing Fund	New Fund*	New Fund Pro Forma Combined
Net asset value	$143,915,013	---	$143,915,013
Shares outstanding	13,731,984	---	13,731,984
Net asset value per share	$10.31	---	$10.31

* Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

V.	INFORMATION ABOUT THE EXISTING FUND AND THE NEW FUND

A.	Investment Objective and Investment Strategies

Existing Fund

Investment Objective: Long-term capital appreciation.

New Fund

Investment Objective: Long-term capital appreciation. The UMT Board has reserved the right to change the investment objective of the New Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.

Principal Investment Strategies: The Existing Fund and the New Fund have substantially similar principal investment strategies. Below is a description of the principal investment strategies of both Funds.

Under normal market conditions, each Fund seeks to achieve its investment objective by investing at least 80% of its assets in equity securities of companies with a market capitalization of $4 billion or greater. Stralem & Company Incorporated, each Fund’s investment adviser (the “Adviser”), selects securities of S&P 500 Index companies using a structural framework that forms the foundation of the Adviser’s investment philosophy. This framework generally consists of investing in stocks in what the Adviser considers as two categories:

●            “Up Market” Companies: Companies that the Adviser believes are fundamentally solid growth companies. This category is comprised of three sub-categories of stocks that, in the Adviser’s view, typically lead the market when the market is rising: New Industries, New Products, and Dominant Firms.

●            “Down Market” Companies: Companies that the Adviser believes are strong cash flow companies. This category is comprised of two sub-categories of stocks that have, in the Adviser’s opinion, historically preserved capital in a down market: Low Ratio of Price/Cash Flow and High Dividend Yield.

The Adviser adjusts the balance between Up Market companies and Down Market companies, and the balance among sub-categories in each category, depending on the Adviser’s assessment of where the market lies with respect to the current market cycle. In general, the Adviser expects that at least half of the Fund’s portfolio securities will be maintained in Up Market Companies. By adjusting the allocation between Up Market and Down Market companies during the phases of the market cycle, the Adviser seeks to grow capital in rising markets and preserve capital during declining markets.

The Adviser takes a bottom-up approach to stock selection and focuses most of its research efforts on security selection within the structural framework. The Adviser uses fundamental analysis and proprietary quantitative analytical tools to identify securities for acquisition or sale, determine sector and category weights, and implement risk controls. When researching purchase candidates, the Adviser seeks to identify companies meeting certain criteria including: industry leadership, consistent earnings growth, predictable cash flows, above-average profit margins, and strong balance sheets. Once a security is deemed a purchase candidate, it is ultimately selected based on its fit within the structural framework.

B.	Fees and Expenses

Existing Fund

For its services, the Adviser is entitled to receive an investment advisory fee from the Existing Fund at an annualized rate as set forth below. Under the Existing Agreement, the Existing Fund pays the Adviser on a quarterly basis an amount equal to the aggregate of the following percentages of the average weekly net assets of the Existing Fund during the quarterly period then ended:

Fund Assets	Investment Advisory Fee
Up to $50 million	1.25%
On the next $50 million	1.00%
Over $100 million	0.75%

For more information, please see the discussion under “Comparison Fee Tables and Examples.” See also the discussion of the Existing Fund’s fees and expenses in the prospectus of the Existing Fund, dated March 1, 2016.

New Fund

The New Fund will pay the same investment advisory fee rates as the Existing Fund. For more information, please see the discussion under “Comparison Fee Tables and Examples.”

C.	Performance and Portfolio Turnover

Existing Fund

Please also see the “Portfolio Turnover” and “Performance Information” sections of the Existing Fund’s prospectus dated March 1, 2016, for information about the Existing Fund’s portfolio turnover and performance, respectively. For a discussion of the Existing Fund’s performance during the fiscal year ended October 31, 2015 and of the portfolio turnover of the Existing Fund, please see the Annual Report to Shareholders for the Existing Fund for the fiscal year ended October 31, 2015. How the Existing Fund has performed in the past is not necessarily an indication of how the Existing Fund or the New Fund will perform in the future. Updated performance information, current to the most recent month-end, is available at the Existing Fund’s website (www.stralemfund.com) or by calling 1-866-822-9555.

New Fund

This section would normally include a bar chart and a table showing how the New Fund has performed and how its performance has varied from year to year. Because the New Fund has not commenced operations prior to the date of this Proxy Statement/Prospectus, the bar chart and table are not shown.

Because the investment objective of the New Fund will be the same as that of the Existing Fund and the principal investment strategies are substantially similar, the performance history of the Existing Fund is expected to carry over to the New Fund.

The New Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when New Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the New Fund’s performance. The New Fund is a new series of UMT and therefore it does not yet have a portfolio turnover rate; however, the New Fund expects to engage in trading of portfolio securities at levels similar to the Existing Fund. During the Existing Fund’s most recent fiscal year, the Existing Fund’s portfolio turnover rate was 33% of the average value of its portfolio.

D.	Investment Adviser and Portfolio Manager

Existing Fund

Stralem & Company Incorporated is the investment adviser to the Existing Fund. For a discussion of the services the Adviser provides to the Existing Fund, see the prospectus of the Existing Fund, dated March 1, 2016. The Investment Committee for the Existing Fund, currently consisting of Hirschel B. Abelson (since 2000), Philippe T. Labaune (since 2000), Adam S. Abelson (since 2000), Andrea Baumann Lustig (since 2003), Irene Bergman (since 2000), Edward N. Cooper, CFA (since 2008), and Michael J. Alpert (since 2012), is jointly responsible for the day-to-day management of the Existing Fund. For a discussion of the experience and qualifications of the portfolio managers, see below.

A discussion of the factors that the Stralem Board of Trustees considered in approving the Existing Fund’s management agreement is contained in the Existing Fund’s semiannual report to shareholders for the six months ended April 30, 2015.

New Fund

As further described below, after the Reorganization, Stralem & Company Incorporated, located at 645 Madison Avenue, New York, New York 10022, will continue to serve as the investment adviser to the New Fund and will have responsibility for the management of the New Fund’s affairs (the “Adviser”). The Adviser is a corporation organized under the laws of Delaware and began operations in 1966. Stralem manages one strategy, the Large Cap Equity StrategyTM, which is available in separately managed account format and in the Existing Fund.

The Adviser serves as investment manager to the New Fund. The Adviser provides the New Fund with a continuous program of investing its assets and determining the composition of its portfolio.

It is expected that Hirschel B. Abelson, Philippe T. Labaune, Adam S. Abelson, Andrea Baumann Lustig, Irene Bergman, Edward N. Cooper, CFA, and Michael J. Alpert, the portfolio managers for the Existing Fund, will continue to serve as portfolio managers for the New Fund. Each member of the portfolio management team is jointly responsible for making investment decisions for the New Fund. The business experience of the portfolio managers is described below:

Portfolio Managers	Business Background
Hirschel B. Abelson	Stralem & Company Incorporated Chairman: 2014 to Present President, Chief Investment Officer: 1966 to 2014 Service to the Fund: 2000 to Present
Adam S. Abelson	Stralem & Company Incorporated Chief Investment Officer: 2014 to Present Senior Portfolio Manager: 1998 to Present Vice President: 1998 to 2014 Service to the Fund: 2000 to Present

Andrea Baumann Lustig	Stralem & Company Incorporated President: 2014 to Present Director, Private Client Asset Management: 2003 to Present Vice President: 2003 to 2014 Service to the Fund: 2003 to Present
Philippe T. Labaune	Stralem & Company Incorporated Executive Vice President: 2014 to Present Director, Trading and Operations: 1997 to Present Vice President: 1997 to 2014 Service to the Fund: 2000 to Present
Edward N. Cooper, CFA	Stralem & Company Incorporated Senior Research Analyst: 2006 to Present Service to the Fund: 2008 to Present
Michael J. Alpert	Stralem & Company Incorporated Portfolio Manager: 2010 to Present Service to the Fund: 2012 to Present J&W Seligman & Co. Portfolio Manager and Head of Small Company Growth Team from 2006 to 2010
Irene Bergman	Stralem & Company Incorporated Senior Vice President: 1973 to Present Service to the Fund: 2000 to Present

A discussion of the factors considered by the UMT Board in its approval of the New Fund’s investment advisory contract with the Adviser, including the Board’s conclusions with respect thereto, will be available in the Fund’s annual report for the period ending October 31, 2016.

Additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the New Fund is available in the New Fund’s SAI.

E.	Net Asset Value

Existing Fund

For a discussion of how the offering price of the Existing Fund’s shares is determined, see the prospectus of the Existing Fund, dated March 1, 2016.

New Fund

The NAV of the New Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate NAV, the New Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The New Fund generally values its portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are considered unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the UMT Board. When fair value pricing is employed, the prices of securities used by the New Fund to calculate its NAV are based on the consideration by the New Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of the New Fund are invested in other registered investment companies, and not listed on an exchange the New Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Your order to purchase or redeem shares is priced at the NAV next calculated after your order is received in proper form by the New Fund. An order is considered to be in “proper form” if it includes all necessary information and documentation related to a purchase or redemption, and payment in full of the purchase amount.

F.	Purchase and Sale of Fund Shares

Existing Fund

For a discussion of the Existing Fund’s shares, including how the shares may be purchased and redeemed and applicability of the redemption fee, see the prospectus of the Existing Fund, dated March 1, 2016.

New Fund

Shares are available for purchase from the New Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The New Fund reserves the right to reject any purchase request. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The New Fund mails you confirmations of all purchases or redemptions of New Fund shares if shares are purchased directly through the New Fund. Certificates representing shares are not issued.

Minimum Initial Investment

The minimum initial investment in the New Fund is $25,000. The minimum investment requirement may be waived or reduced for any reason at the discretion of the New Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.

•	Enclose a check payable to the New Fund.

•	Mail the application and the check to the Ultimus Fund Solutions, LLC (the “Transfer Agent”) at the following address:

Stralem Equity Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
 Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The New Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the New Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the New Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-866-822-9555 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The New Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the New Fund. An order, following proper advance notification to the Transfer Agent, is considered received when the New Fund’s custodian, receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution. Shares of the New Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the New Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the New Fund's behalf. The New Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order in proper form. These organizations may charge you transaction fees on purchases of New Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the New Fund. These organizations may be the shareholders of record of your shares. The New Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of New Fund shares may be made at any time in any amount of $100 or more. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

•	By sending a check, made payable to the Stralem Equity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the New Fund as a result of any check returned for insufficient funds.

•	By wire to the New Fund account as described under “Opening an Account – By Wire.” Shareholders are required to call the Transfer Agent at 1-866-822-9555 before wiring funds.

•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

You may make automatic monthly investments in the New Fund from your bank, savings and loan or other depository institution. To participate in the Automatic Investment Plan, you are required to satisfy the Fund’s initial investment requirement of $25,000. The minimum investments under the automatic investment plan must be at least $100 under the plan and are made on the 15th and/or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan, which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the New Fund. Please call 1-866-822-9555 for more information about the automatic investment plan and direct deposit plans.

Purchases in Kind

The New Fund may accept securities in lieu of cash in payment for the purchase of shares of the New Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the New Fund, the marketability of such securities, and other factors, which the New Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the New Fund’s NAV.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the New Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the New Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the New Fund may restrict your ability to purchase additional shares until your identity is verified. The New Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In that case, your redemption proceeds may be worth more or less than your original investment. The New Fund will not be responsible for any loss incurred due to the New Fund’s inability to verify your identity.

Frequent Trading Policies

Frequent purchases and redemptions of New Fund shares by a shareholder may harm other New Fund shareholders by interfering with the efficient management of the New Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the New Fund’s shares. The New Fund does not accommodate frequent purchases or redemptions of New Fund shares that result in disruptive trading.

The UMT Board has adopted policies and procedures in an effort to detect and prevent such activity in the New Fund. The New Fund, through its service providers, monitors shareholder-trading activity to ensure it complies with the New Fund’s policies. The New Fund prepares reports illustrating purchase and redemption activity to detect disruptive trading activity. When monitoring shareholder purchases and redemptions, the New Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The New Fund may also modify any terms or conditions of purchase of New Fund shares or withdraw all or any part of the offering made by this Prospectus. The New Fund’s policies and procedures to prevent disruptive trading are applied uniformly to all shareholders. These actions, in the UMT Board’s opinion, should help reduce the risk of abusive trading in the New Fund.

When financial intermediaries establish omnibus accounts in the New Fund for their clients, the New Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or disruptive trading. If the New Fund detects potentially disruptive trading activity, the New Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of New Fund shares by the intermediary and/or its client. Each intermediary that offers the New Fund’s shares through an omnibus account has entered into an information sharing agreement with the New Fund designed to assist the New Fund in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the New Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the New Fund has taken steps to discourage frequent purchases and redemptions of New Fund shares, it cannot guarantee that such trading will not occur.

VI.	HOW TO REDEEM SHARES

Shares of the New Fund may be redeemed on any day on which the New Fund computes its NAV. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

By Mail. You may redeem shares by mailing a written request to Stralem Equity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Signature Guarantees. If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the New Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that participates in the Securities Transfer Agents Medallion Program (“STAMP”) sponsored by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in STAMP will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The New Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-866-822-9555.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the New Fund. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the New Fund’s custodian for outgoing wires.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the New Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the New Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the New Fund's behalf. The New Fund calculates its NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). Your brokerage firm or financial institution may require a redemption request to be received, in proper form, at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of New Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The New Fund normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as permitted by the Securities and Exchange Commission, the New Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Redemption Fee

A redemption fee of 1% of the dollar value of the shares redeemed, payable to the New Fund, is imposed on any redemption of New Fund shares occurring within 60 days of the date of purchase. Redemption fees may be waived for the reasons listed below or in the sole discretion of the New Fund’s Adviser after considering the circumstances related to the redemption and its impact on the Adviser’s management of the New Fund’s portfolio. No redemption fee will be imposed on the involuntary redemption of accounts below the minimum investment amount, the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period.

The redemption fee is waived on required distributions from IRA accounts due to the shareholder reaching age 70½, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Code) of a shareholder named on the account. This exemption is available only for shares held at the time of death or initial determination of disability and if the New Fund is notified of the requested exemption at the time of the redemption request. The New Fund may also require further documentation in connection with these waivers.

The redemption fee is also waived for shareholders systematically redeeming New Fund shares under the automatic withdrawal plan (see “Automatic Withdrawal Plan” below).

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, the New Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s activity causes the account balance to fall below a share class’s minimum investment amount. Such automatic redemptions may cause a taxable event for the shareholder. An automatic redemption does not apply, however, if the balance falls below the minimum initial investment amount solely because of a decline in the New Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Automatic Withdrawal Plan

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-866-822-9555 for additional information.

Redemptions in Kind

The New Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind”. This would be done only under extraordinary circumstances and if the New Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect New Fund operations (for example, more than 1% of the New Fund’s net assets). A redemption in kind will consist of securities equal in market value to the New Fund shares being redeemed. If the New Fund redeems your shares in kind, you will bear the market risks associated with the securities paid as redemption proceeds. In addition, when you sell these securities, you will pay brokerage charges associated with selling the securities.

A.	Other Information

Existing Fund

For a discussion of other investment considerations with respect to the Existing Fund, see the prospectus of the Existing Fund, dated March 1, 2016.

New Fund

Investments in Money Market Instruments and Temporary Defensive Positions. The New Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements, and money market mutual fund shares (“Money Market Instruments”). The New Fund may invest in Money Market Instruments to maintain liquidity or pending the selection of investments. From time to time, the New Fund also may, but should not be expected to, take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. When the New Fund invests in a money market mutual fund, the shareholders of the New Fund generally will be subject to duplicative management fees. To the extent the Fund holds other registered investment companies, including money market mutual funds, the New Fund will incur acquired fund fees and expenses (as defined by the Securities and Exchange Commission). Anytime the New Fund takes a temporary defensive position, it may not achieve its investment objective.

CFTC Regulation. To the extent the New Fund makes investments regulated by the Commodity Futures Trading Commission (the “CFTC”), the New Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). UMT, on behalf of the New Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the New Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the New Fund is unable to comply with the requirements of Rule 4.5, the New Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the New Fund.

In addition to the strategies and risks described above, the New Fund may invest in other types of securities whose risks are described below or in the New Fund’s SAI.

B.	Taxes, Dividends and Distributions

Existing Fund

For a discussion of taxes, dividends and distributions with respect to the Existing Fund, see the prospectus of the Existing Fund, dated March 1, 2016.

New Fund

Income dividends and net capital gain distributions, if any, are normally declared and paid annually by the New Fund in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the New Fund unless you elect to receive them in cash. The New Fund’s distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The New Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The New Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the New Fund, certain income from the New Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your New Fund shares.

When you redeem New Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for investors who hold their New Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase New Fund shares, any gain realized on a redemption of New Fund shares will be subject to federal income tax.

You will be notified by February 15th of each year about the federal tax status of distributions made by the New Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the New Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state, and local tax consequences of an investment in the New Fund.

C.	Financial Highlights

Existing Fund

The financial highlights for the Existing Fund are attached hereto as Appendix C.

New Fund

Financial information is not available because the New Fund has not commenced operations as of the date of this Combined Proxy Statement and Prospectus. The New Fund will be the successor to the accounting and performance information of the Existing Fund after consummation of the Reorganization. The initial fiscal year of the New Fund ends October 31, 2016. Once the financial highlights for the New Fund become available, you may request a copy of this information by calling the New Fund at 1-866-822-9555.

D.	Distribution Arrangements

Existing Fund

Ultimus Fund Distributors, LLC is the exclusive agent for distribution of shares of the Existing Fund. For a discussion of Existing Fund’s distribution arrangements, see the prospectus of the Existing Fund, dated March 1, 2016.

New Fund

After the Reorganization, Ultimus Fund Distributors, LLC (the “Distributor”) will serve as the New Fund’s principal underwriter and the exclusive agent for the distribution of the New Fund’s shares. The Distributor may sell the New Fund’s shares to or through qualified securities dealers or other approved entities.

The New Fund’s SAI has more detailed information about the Adviser and other service providers to the Fund.

E.	Investment Policies

Each of the Existing Fund and the New Fund is subject to certain fundamental and non-fundamental investment policies. Fundamental investment policies cannot be changed without the consent of the holders of a majority of a fund’s outstanding voting securities (as such term is defined in the 1940 Act); other investment policies can be changed without such consent of the holders of a majority of a fund’s outstanding voting securities.

The New Fund has adopted the same fundamental and non-fundamental investment policies as the Existing Fund. Please see “Comparison of Fundamental and Non-Fundamental Investment Policies” attached hereto as Appendix B for more information regarding the Existing Fund’s and the New Fund’s policies.

F.	Payments to Broker-Dealers and Other Financial Intermediaries

Existing Fund

For a discussion of payments to broker-dealers and other financial intermediaries applicable to the Existing Fund, see the prospectus of the Existing Fund, dated March 1, 2016.

New Fund

If you purchase the New Fund through a broker-dealer or any other financial intermediary (such as a bank), the New Fund and its related companies may pay the intermediary for the sale of New Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the New Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

VII.	VOTING INFORMATION

The Stralem Board has fixed the close of business on August 30, 2016 (the “Record Date”), as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and at any postponements or adjournments thereof.

Required Vote for the Proposal. Approval of the Reorganization requires the affirmative vote of a majority of the outstanding voting securities of the Existing Fund entitled to vote, as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of the Existing Fund present or represented by proxy at the Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting; or (ii) more than 50% of the total number of outstanding shares of the Existing Fund. A vote of shareholders of the New Fund is not needed to approve the Reorganization.

Quorum and Method of Tabulation. All properly executed proxies received in time for the Meeting that are not subsequently revoked will be voted as specified in the proxy. If no instructions are given, a proxy will be voted in favor of the proposal. A proxy with respect to shares held in the name of two or more persons is valid and will be counted if executed by any one of them unless, at or prior to its use, the Existing Fund receives written notification to the contrary from any one of such persons.

You may revoke a proxy once it is given by providing written notice to the Existing Fund. You may change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date, or by attending the Meeting and casting your vote in person. Attendance by a shareholder at the Meeting does not, by itself, revoke a proxy.

Fifty percent (50%) of the shares of the Existing Fund entitled to vote on the Record Date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the Existing Fund at the Meeting. In determining whether a quorum is present, shares represented by proxies that reflect abstentions and “broker non-votes” will be counted as shares that are present and entitled to vote. Abstentions and broker non-votes have the effect of counting as a vote against the Reorganization. “Broker non-votes” are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Treating broker non-votes as votes against the Reorganization may have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. In order to prevent this result, the Existing Fund may request that selected brokers or nominees, in their discretion, withhold submission of broker non-votes in order to avoid the need for solicitation of additional votes in favor of the proposal. The Existing Fund also may request that selected brokers or nominees, in their discretion, submit broker non-votes if doing so is necessary to obtain a quorum. Broker non-votes will not be voted “for” or “against” any adjournment.

Solicitation of Proxies. The Fund has engaged Okapi Partners, LLC, a proxy solicitation firm, to assist in the solicitation. Proxies will be solicited primarily by mailing this Proxy Statement/Prospectus and its enclosures, but proxies may also be solicited through further mailings, by telephone, over the Internet and/or in person by representatives of the Fund, certain employees of the Adviser or its affiliate(s), or Okapi Partners. The Adviser will bear the costs and expenses in connection with the preparation of proxy statements and related materials, including printing and delivery costs and expenses incurred in connection with the solicitation of proxies.

As the Meeting date approaches, certain shareholders whose votes have not been received may receive telephone calls or other communications from a representative of the Fund or the Adviser, such as Okapi Partners. Authorization to permit Okapi Partners to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Fund. Proxies that are obtained telephonically will be recorded in accordance with applicable law and procedures that the Fund believes are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person. To vote via the internet go to the website that appears on the enclosed proxy card and follow the instructions.

Shareholders of the Existing Fund are entitled to cast one vote for each share owned on the Record Date, and a proportionate fractional vote for each fractional share entitled to vote on the Record Date. If you choose to vote by mail and you are an individual account owner, please sign exactly as your name appears on the proxy card. Either owner of a joint account may sign the proxy card, but the signer’s name must exactly match the name that appears on the card.

Costs. The Existing Fund will not bear the costs of the Reorganization. The Adviser has agreed to bear all costs and expenses in connection with the Reorganization, which are estimated to be approximately $110,000.

Share Ownership

Existing Fund

As of the Record Date, there were 13,731,984 shares of the Existing Fund outstanding.

As of the Record Date, the Trustees and officers of the Existing Fund owned 3.67% of the outstanding shares of the Existing Fund. A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval. As of the Record Date, the following shareholders were considered either a control person or principal shareholder of the Existing Fund:

Institutional Class: Name and Address of Record Owner	% Ownership
Linercourse & Co. ATTN: STS Mutual Fund 1200 Crown Colony Dr. Quincy, MA 02169	9.74%
National Financial Services, LLC For the Exclusive Benefit of our Customers ATTN: Mutual Funds Department 499 Washington Blvd., 5th Floor Jersey City, NJ 07310	9.2%

*	The Fund believes that such an entity does not have a beneficial interest of such shares.

New Fund

As of the Record Date, the New Fund did not have any outstanding shares.

Adjournments; Other Business. If the necessary quorum to transact business is not obtained at the Meeting, or if a quorum is obtained but sufficient votes to approve the Reorganization have not been received, the persons named as proxies on the enclosed proxy card may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Any adjournment with respect to the Existing Fund requires the affirmative vote of a majority of the total number of shares of the Existing Fund that are present at the Meeting in person or by proxy, whether or not a quorum is present. The Meeting may be held as adjourned within a reasonable time after the date set for the original meeting without further notice unless a new Record Date is established for the adjourned meeting and the adjourned meeting is held more than 60 days from the date set for the original meeting. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Meeting to the extent permitted by the proxy rules of the SEC, including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Existing Fund intends to present or knows that others will present is the proposal to approve the Reorganization. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies intend to vote the proxies in accordance with their judgment, unless the Secretary of Stralem has previously received written contrary instructions from the shareholder entitled to vote the shares.

VIII.	LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the New Fund will be passed upon by Kilpatrick, Townsend & Stockton LLP.

IX.	EXPERTS

The financial statements of the Existing Fund incorporated into this Proxy Statement/Prospectus by reference from the Existing Fund’s Annual Report on Form N-CSR for the fiscal year ended October 31, 2015 have been audited by EisnerAmper LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Because the New Fund will not be in operation until after the Reorganization, there are currently no financial statements for the New Fund.

X.	INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION

Documents that relate to the Existing Fund are available, without charge, by writing to the Stralem Equity Fund, c/o Ultimus Fund Solutions LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling 1-866-822-9555.

Documents that relate to the New Fund are available, without charge, by writing to the Stralem Equity Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling 1-866-822-9555.

The Existing Fund and the New Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, each files reports, proxy materials, and other information relating to the Existing Fund and the New Fund, respectively, with the SEC. Reports, proxy and information statements, and other information filed by the Existing Fund and the New Fund can be obtained by calling or writing the funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549.

PROXY **PROXY**

STRALEM EQUITY FUND
SPECIAL MEETING OF SHAREHOLDERS TO BE HELD OCTOBER 11, 2016
225 PICTORIA DRIVE, SUITE 450, CINCINNATI, OHIO 45246

THIS PROXY IS BEING SOLICITED BY THE BOARD OF TRUSTEES. The undersigned shareholder(s) of the Stralem Equity Fund hereby appoints Frank Newbauer and Natalie Anderson, and each of them singly, with power of substitution, attorneys and proxies for and in the name and place of the undersigned to represent and to vote all shares of the Stralem Equity Fund held of record by the undersigned on August 30, 2016, as designated below, at the special meeting of shareholders of the Stralem Equity Fund at the offices of Ultimus Fund Solutions, LLC at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, on October 11, 2016 at 10:30 a.m., local time, and at any adjournments or postponements thereof. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the meeting or any adjournments or postponements.

RECEIPT OF THE NOTICE OF THE SPECIAL MEETING AND THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS IS HEREBY ACKNOWLEDGED. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED "FOR" THE PROPOSAL SET FORTH ON THE REVERSE.

CONTROL #:

SHARES:

Note: Please date and sign exactly as the name appears on this proxy card. When shares are held by joint owners/tenants, at least one holder should sign. When signing in a fiduciary capacity, such as executor, administrator, trustee, attorney, guardian etc., please so indicate. Corporate and partnership proxies should be signed by an authorized person.

____
Signature(s) (Title(s), if applicable)

____

____
Date

PLEASE VOTE VIA THE INTERNET OR TELEPHONE OR MARK, SIGN, DATE AND RETURN THIS PROXY USING THE ENCLOSED ENVELOPE

CONTINUED ON THE REVERSE SIDE

EVERY SHAREHOLDER'S VOTE IS IMPORTANT!
VOTE THIS PROXY CARD TODAY!

44

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" PROPOSAL 1

To transact any other business that may properly come before the Meeting or any adjournment thereof in the discretion of the proxies or their substitutes.

You may have received more than one proxy card due to multiple investments in the Fund.

PLEASE REMEMBER TO VOTE ALL OF YOUR PROXY CARDS!

PLEASE FOLD ALONG THE PERFORATION, DETACH AND RETURN THE UPPER PORTION IN THE ENCLOSED ENVELOPE.

CONTINUED AND TO BE SIGNED ON REVERSE SIDE

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE STRALEM EQUITY FUND SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON OCTOBER 11, 2016

THE PROXY STATEMENT AND THE NOTICE OF SPECIAL MEETING OF SHAREHOLDERS FOR THIS MEETING ARE AVAILABLE AT: WWW.OKAPIVOTE.COM/STRALEM

45

APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of July 26, 2016, by and between ULTIMUS MANAGERS TRUST, an Ohio business trust, with its principal place of business at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246 (“New Trust”), on behalf of a single segregated portfolio of assets (“series”) thereof listed under the heading “New Fund” on Schedule A attached hereto (“Schedule A”) (“New Fund”), and STRALEM FUND, a Delaware statutory trust, with its principal place of business at 645 Madison Avenue, New York, NY 10022 (“Old Trust”), on behalf of the series thereof listed under the heading “Old Fund” on Schedule A (“Old Fund”), and solely for purposes of paragraphs 3.4, 5.10, 5.11, 6 and 9 herein, Stralem & Company Incorporated, investment advisor to the New Fund and the Old Fund (the “Manager”) (Each of the New Trust and Old Trust is sometimes referred to herein, each as an “Investment Company” and collectively, as “Investment Companies,” and the New Fund and Old Fund are sometimes referred to herein, each as a “Fund” and collectively, as the “Funds.”) Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations of and by each Fund, and of and by each Investment Company, as applicable, on its behalf, shall be the agreements, covenants, representations, warranties, actions, and obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by each Investment Company of which that Fund is a series on its own behalf or that Fund’s behalf, and (3) in no event shall any other series of an Investment Company or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or Investment Company of its agreements, covenants, representations, warranties, actions, and obligations set forth herein.

Each Investment Company on behalf of its Fund wishes to effect a reorganization described in section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). The reorganization will involve the Old Fund changing its identity -- by converting from a series of the Old Trust to a series of the New Trust -- by (1) transferring all of its assets to the New Fund listed on Schedule A opposite its name (“corresponding New Fund”) (which is being established solely for the purpose of acquiring those assets and continuing the Old Fund’s business) in exchange solely for voting shares of beneficial interest (“shares”) in the New Fund and the New Fund’s assumption of all of the Old Fund’s liabilities, (2) distributing those shares pro rata to the Old Fund’s shareholders in exchange for their shares in the Old Fund and in complete liquidation thereof, and (3) terminating the Old Fund, all on the terms and conditions set forth herein (all the foregoing transactions involving the Old Fund and its corresponding New Fund being referred to herein collectively as a “Reorganization”).

Each Investment Company’s board of trustees ( each a “Board”), including a majority of such Board’s members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on its Fund’s behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of the Fund that is a series thereof and, in the case of the Old Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

The Old Fund currently offers one class of shares, designated as Institutional Class shares (“Old Fund Shares”). The New Fund will have one class of shares (“New Fund Shares”). The rights, powers, privileges, and obligations of New Fund Shares will be substantially similar to those of the Old Fund Shares.

In consideration of the mutual promises contained herein and other good and valuable consideration, the receipt of which is hereby acknowledged, each Investment Company hereby agrees as follows:

1.	PLAN OF REORGANIZATION AND TERMINATION

1.1.            Subject to the requisite approval of the Old Fund’s shareholders and the terms and conditions set forth herein, the Old Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to the New Fund. In exchange therefor, the New Fund shall:

(a)            issue and deliver to the Old Fund the number of full and fractional (all references herein to “fractional” shares meaning fractions rounded to the third decimal place) New Fund Shares, at no par value, equal to the number of full and fractional Old Fund Shares then outstanding; and
(b)            assume all of the Old Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2.            The Assets shall consist of all assets and property of every kind and nature, without limitation, including all cash, cash equivalents, securities, commodities, futures interests, receivables (including, without limitation, interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, tax carryovers, and books and records the Old Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on the Old Fund’s books at that time; and the Old Fund has no fees or expenses that have not previously been disclosed in writing to the New Trust.

1.3.            The Liabilities shall consist of all of the Old Fund’s liabilities, whether accrued or contingent, known or unknown, existing at the Effective Time whether or not they are reflected on the Statement of Assets and Liabilities; debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 3.3(e)) borne by the Manager pursuant to paragraph 6. Notwithstanding the foregoing, the Old Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Effective Time (other than debts, obligations and duties under this Agreement that do not arise until after the Effective Time and certain investment contracts, including, without limitation, options, futures, forward contracts, and swap agreements that do not expire until after the Effective Time).

1.4.            At or before the Closing, the New Fund shall redeem the Initial Shares (as defined in paragraph 5.8) for the amount at which they are issued pursuant to that paragraph. At the Effective Time (or as soon thereafter as is reasonably practicable), the Old Fund shall distribute all the New Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Old Fund Shares then held of record and in constructive exchange therefor, and shall completely liquidate. That distribution shall be accomplished by the New Trust’s transfer agent’s opening accounts on the New Fund’s shareholder records in the Shareholders’ names and transferring those New Fund Shares thereto. Pursuant to that transfer, each Shareholder’s account shall be credited with the number of full and fractional New Fund Shares equal to the number of full and fractional Old Fund Shares that Shareholder holds at the Effective Time. The aggregate net asset value (“NAV”) of New Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Old Fund Shares that Shareholder holds at the Effective Time. All issued and outstanding Old Fund Shares, including any represented by certificates, shall simultaneously be canceled on the Old Fund’s shareholder records. The New Trust shall not issue certificates representing the New Fund Shares issued in connection with the Reorganization.

1.5.            All computations of value of the Old Fund, including the NAV calculation at the Effective Time, shall be made by Ultimus Fund Solutions, LLC (“Ultimus”) in accordance with its regular practice of pricing the shares and assets of the Old Fund and consistent with valuation procedures set forth in the Old Fund’s currently effective prospectus and statement of additional information.

1.6.            Any transfer taxes payable on the issuance and transfer of the New Fund Shares in a name other than that of the registered holder on the Old Fund’s shareholder records of the Old Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7.            Any reporting responsibility of the Old Fund to a public authority, including the responsibility for filing any regulatory reports, tax returns, and other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain the Old Fund’s responsibility up to and including the date on which it is terminated.

1.8.            After the Effective Time, the Old Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the New Fund Shares pursuant to paragraph 1.4, but in all events within six months after the Effective Time, (a) the Old Fund shall be terminated as a series of the Old Trust and (b) the Old Trust shall make any and all filings and take any and all other actions in connection therewith that may be necessary or proper to effect the Old Fund’s complete dissolution.

2.	CLOSING AND EFFECTIVE TIME

2.1.            Unless the Investment Companies agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on or after October 16, 2016 (“Effective Time”). The Closing shall be held at the New Trust’s offices or at such other place as to which the Investment Companies agree.

2.2.            The Old Trust shall direct and cause the custodian of the Old Fund’s assets (“Old Custodian”) (a) to make the Old Fund’s portfolio securities available to the New Trust (or to its custodian (“New Custodian”), if the New Trust so directs), for examination, no later than five business days preceding the Effective Time and (b) to transfer and deliver the Assets at the Effective Time to the New Custodian for the New Fund’s account, as follows: (1) duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers, (2) by book entry, in accordance with the Old Custodian’s customary practices and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Old Fund’s assets are deposited, in the case of the Old Fund’s portfolio securities and instruments deposited with those depositories, and (3) by wire transfer of federal funds in the case of cash. The Old Trust shall also direct the Old Custodian to deliver at the Closing an authorized officer’s certificate (a) stating that pursuant to proper instructions provided to the Old Custodian by the Old Trust, the Old Custodian has delivered all of the Old Fund’s portfolio securities, cash, and other Assets to the New Custodian for New Fund’s account and (b) attaching a schedule setting forth information (including adjusted basis and holding period, by lot) concerning the Assets. The New Custodian shall certify to the New Trust that such information, as reflected on New Fund’s books immediately after the Effective Time, does or will conform to that information as so certified by the Old Custodian.

2.3.            The Old Trust shall direct its transfer agent to deliver, to the New Trust at the Closing an authorized officer’s certificate listing the Shareholders’ names and addresses together with the number of full and fractional outstanding Old Fund Shares each Shareholder owns, at the Effective Time, certified by its transfer agent. The New Trust shall direct its transfer agent to deliver at or as soon as reasonably practicable after the Closing an authorized officer’s certificate as to the opening of accounts on New Fund’s shareholder records in the names of the listed Shareholders and a confirmation, or other evidence satisfactory to the Old Trust, that the New Fund Shares to be credited to the Old Fund at the Effective Time have been credited to the Old Fund’s account on those records.

2.4.            The Old Trust shall deliver to the New Trust and the Manager before the Closing, an authorized officer’s certificate listing each security, by name of issuer and number of shares that is being carried on the Old Fund’s books at an estimated fair market value provided by an authorized pricing vendor for the Old Fund or at a fair value as determined pursuant to the Old Trust’s policies and procedures as approved by the Old Trust’s Board and implemented by the Manager.

2.5.            At the Closing, each Investment Company shall deliver to the other (a) bills of sale, checks, assignments, share certificates, receipts, and/or other documents the other Investment Company or its counsel reasonably requests and (b) a certificate executed in its name by its President or a Vice President in form and substance satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct at the Effective Time except as they may be affected by the transactions contemplated hereby.

3.	REPRESENTATIONS AND WARRANTIES

3.1.            The Old Trust, on the Old Fund’s behalf, represents and warrants to the New Trust, on the New Fund’s behalf, as follows:

(a)            The Old Trust (1) is a statutory trust operating under a written instrument or declaration of trust, the beneficial interest in which is divided into transferable shares, that is duly created, validly existing, and in good standing under the laws of the state of Delaware (“Delaware”), and a true copy of its Trust Instrument dated January 27, 1999 (“Old Trust Declaration”) has been provided to the New Trust, (2) is duly registered under the 1940 Act as an open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A;

(b)            The Old Fund is a duly established and designated series of the Old Trust;

(c)            The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the Old Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of the Old Trust, with respect to the Old Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)            At the Effective Time, the Old Trust will have good and marketable title to the Assets for the Old Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted as to resale by their terms); and on delivery and payment for the Assets, the New Trust, on the New Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(e)            The Old Trust, with respect to the Old Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of federal securities laws (including the 1940 Act), Delaware law, the Old Trust Declaration or the Old Trust’s By-Laws, or any agreement, indenture, instrument, contract, lease, or other undertaking (each, an “Undertaking”) to which the Old Trust, on the Old Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the Old Trust, on the Old Fund’s behalf, is a party or by which it is bound;

(f)            At or before the Effective Time, either (1) all material contracts and other commitments of the Old Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts, and swap agreements) will terminate, or (2) provision for discharge and/or New Fund’s assumption of any liabilities of the Old Fund thereunder will be made, without either Fund’s incurring any penalty with respect thereto and without diminishing or releasing any rights the Old Trust may have had with respect to actions taken or omitted or to be taken by any other party thereto before the Closing;

(g)            No litigation, administrative proceeding, action or investigation of or before any court, governmental body or arbitrator is presently pending or, to Old Trust’s knowledge, threatened against Old Trust, with respect to the Old Fund or any of its properties or assets attributable or allocable to the Old Fund, that, if adversely determined, would materially and adversely affect the Old Fund’s financial condition or the conduct of its business; and Old Trust, on the Old Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body or arbitrator that materially and adversely affects the Old Fund’s business or Old Trust’s ability to consummate the transactions contemplated hereby;

(h)            The Old Fund’s Statement of Assets and Liabilities, Schedule of Investments, Statement of Operations, and Statement of Changes in Net Assets (each, a “Statement”) at and for the fiscal year ended October 31, 2015, have been audited by EisnerAmper LLP, an independent registered public accounting firm, and are in accordance with generally accepted accounting principles consistently applied in the United States (“GAAP”); and those Statements (copies of which are publicly available) present fairly, in all material respects, the Old Fund’s financial condition at their respective dates in accordance with GAAP and the results of its operations and changes in its net assets for the periods then ended, and there are no known contingent liabilities of the Old Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP at either such date that are not disclosed therein;

(i)            Since October 31, 2015, there has not been any material adverse change in the Old Fund’s financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Old Fund of indebtedness maturing more than one year from the date that indebtedness was incurred (except indebtedness incurred in connection with certain investment contracts, including options, futures, forward contracts, and swap agreements); for purposes of this subparagraph, a decline in NAV per the Old Fund Share due to declines in market values of securities the Old Fund holds, the discharge of the Old Fund liabilities, or the redemption of the Old Fund Shares by its shareholders shall not constitute a material adverse change;

(j)            All federal and other tax returns, dividend reporting forms, and other tax-related reports (collectively, “Returns”) of the Old Fund required by law to have been filed by the Effective Time (including any properly and timely filed extensions of time to file) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on those Returns shall have been paid or provision shall have been made for the payment thereof; to the best of the Old Trust’s knowledge, no such Return is currently under audit and no assessment has been asserted with respect to those Returns; and the Old Fund is in compliance in all material respects with all applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect thereof and is not liable for any material penalties that could be imposed thereunder;

(k)            The Old Fund is not classified as a partnership, and instead is classified as an association that is taxable as a corporation, for federal tax purposes and either has elected the latter classification by filing Form 8832 with the Internal Revenue Service (“Service”) or is a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; the Old Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)); for each taxable year of its operation (including its current taxable year), the Old Fund has met (and for that year will meet) the requirements of Part I of Subchapter M of Chapter 1 of Subtitle A of the Code (“Subchapter M”) for qualification as a regulated investment company (“RIC”) and has been (and for that year will be) eligible to and has computed (and for that year will compute) its federal income tax under section 852; the Old Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to sections 852 or 4982; and the Old Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

(l)            All issued and outstanding Old Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Old Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Old Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on the Old Fund’s shareholder records, as provided in paragraph 2.3; and the Old Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any the Old Fund Shares, nor are there outstanding any securities convertible into any the Old Fund Shares;

(m)            The Old Fund incurred the Liabilities, which are associated with the Assets, in the ordinary course of its business;

(n)            The Old Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(o)            Not more than 25% of the value of the Old Fund’s total assets (excluding cash, cash items, Government securities, and securities of other RICs) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers;

(p)            The Old Fund’s current prospectus and statement of additional information (1) conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and (2) at the date on which they were issued did not contain, and as supplemented by any supplement thereto dated prior to or at the Effective Time, and through the Closing Date, do not and will not contain, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(q)            The information to be furnished by the Old Trust for use in no-action letters, applications for orders, the Registration Statement (as defined in paragraph 3.3(a)), proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and such information furnished by the Old Trust shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, on the effective date of the Registration Statement, at the Effective Time, and at the time of the Shareholders Meeting (as defined in paragraph 4.2);

(r)            The Old Trust Declaration permits the Old Trust to vary its shareholders’ investment; the Old Trust does not have a fixed pool of assets; and the series thereof (including the Old Fund) is a managed portfolio of securities, and the Old Fund’s Manager has the authority to buy and sell securities for it;

(s)            To the actual knowledge and belief of the Old Trust’s trustees and officers, the Old Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in its prospectus;

(t)            Neither the Old Trust nor the Old Fund has any unamortized or unpaid organizational fees or expenses; and

(u)            The New Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

3.2.            The New Trust, on the New Fund’s behalf, represents and warrants to the Old Trust, on the Old Fund’s behalf, as follows:

(a)            The New Trust (1) is an unincorporated business trust operating under a written instrument or declaration of trust that is duly created, validly existing, and in good standing under the laws of Ohio, and its Agreement and Declaration of Trust (“New Trust Declaration”) dated February 28, 2012 is on file with the Secretary of State of Ohio, (2) is duly registered under the 1940 Act as an open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect, and (3) has the power to own all its properties and assets and to carry on its business as described in its current registration statement on Form N-1A.

(b)            At the Effective Time, the New Fund will be a duly established and designated series of the New Trust; the New Fund has not commenced operations and will not do so until after the Closing; and, immediately before the Closing, the New Fund will be a shell series of the New Trust, without assets (except the amount paid for the Initial Shares if they have not already been redeemed by that time) or liabilities, created for the purpose of acquiring the Assets, assuming the Liabilities, and continuing the Old Fund’s business;

(c)            The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the New Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of the New Trust, with respect to the New Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(d)            Before the Closing, there will be no (1) issued and outstanding New Fund Shares, (2) options, warrants, or other rights to subscribe for or purchase any New Fund Shares, (3) securities convertible into any New Fund Shares, or (4) any other securities issued by New Fund, except the Initial Shares;

(e)            No consideration other than New Fund Shares (and New Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(f)            The New Trust, with respect to the New Fund, is not currently engaged in, and its execution, delivery, and performance of this Agreement and consummation of the Reorganization will not result in, (1) a conflict with or material violation of any provision of federal securities laws (including the 1940 Act), Ohio law, the New Trust Declaration or the New Trust’s By Laws, or any Undertaking to which the New Trust, on the New Fund’s behalf, is a party or by which it is bound or (2) the acceleration of any obligation, or the imposition of any penalty, under any Undertaking, judgment, or decree to which the New Trust, on the New Fund’s behalf, is a party or by which it is bound;

(g)            No litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the New Trust’s knowledge, threatened against the New Trust, with respect to the New Fund or any of its properties or assets attributable or allocable to the New Fund, that, if adversely determined, would materially and adversely affect the New Fund’s financial condition or the conduct of its business; and the New Trust, on the New Fund’s behalf, knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects the New Fund’s business or the New Trust’s ability to consummate the transactions contemplated hereby;

(h)            The New Fund is not (and will seek not to be) classified as a partnership, and instead is (and will seek to be) classified as an association that is taxable as a corporation, for federal tax purposes and either has elected (or will timely elect) the latter classification by filing Form 8832 with the Service or is (and will seek to be) a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; the New Fund has not filed any income tax return and will file its first federal income tax return after the completion of its first taxable year after the Effective Time as a RIC on Form 1120-RIC; the New Fund will be a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852; assuming that the Old Fund will meet the requirements of Subchapter M for qualification as a RIC for its taxable year in which the Reorganization occurs, the New Fund will meet those requirements, and will be eligible to and will compute its federal income tax under section 852, for its taxable year in which the Reorganization occurs; and the New Fund intends to continue to meet all those requirements, and to be eligible to and to so compute its federal income tax, for the next taxable year;

(i)            The New Fund Shares to be issued and delivered to the Old Fund, for the Shareholders’ accounts, pursuant to the terms hereof, (1) will at the Effective Time, have been duly authorized and duly registered under the federal securities laws, and appropriate notices respecting them will have been duly filed under applicable state securities laws, and (2) when so issued and delivered, will be duly and validly issued and outstanding New Fund Shares and will be fully paid and non-assessable by the New Trust;

(j)            There is no plan or intention for New Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(k)            Assuming the truthfulness and correctness of the Old Trust’s representation and warranty in paragraph 3.1(o), immediately after the Reorganization (1) not more than 25% of the value of the New Fund’s total assets (excluding cash, cash items, Government securities, and other RICs) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers;

(l)            Immediately after the Effective Time, the New Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(m)            The information to be furnished by the New Trust on behalf of the New Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state, or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations; and the Registration Statement (other than written information provided by the Old Trust for inclusion therein) will, on its effective date, at the Effective Time, and at the time of the Shareholders Meeting, not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(n)            The New Trust Declaration permits the New Trust to vary its shareholders’ investment; the New Trust does not have a fixed pool of assets; and the series thereof (including the New Fund after it commences operations) is (or will be) a managed portfolio of securities, and the New Fund’s investment adviser will have the authority to buy and sell securities for it; and

3.3.            Each Investment Company, on its Fund’s behalf, represents and warrants to the other Investment Company, on its Fund’s behalf, as follows:

(a)            No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, or state securities laws, and no consents, approvals, authorizations, or orders of any court are required, for its execution or performance of this Agreement on its Fund’s behalf, except for (1) the New Trust’s filing with the Commission of a registration statement on Form N-14 relating to the New Fund Shares issuable hereunder, and any supplement or amendment thereto, including therein a prospectus and proxy statement (“Registration Statement”), and (2) consents, approvals, authorizations, and filings that have been made or received or may be required after the Effective Time;

(b)            The net asset value of the New Fund Shares each Shareholder receives will be approximately equal to the net asset value of its Old Fund Shares it actually or constructively surrenders in exchange therefor;

(c)            The Shareholders will pay their own personal expenses (such as fees of personal investment or tax advisors for advice regarding the Reorganization), if any, incurred in connection with the Reorganization;

(d)            The fair market value of the Assets will equal or exceed the Liabilities to be assumed by the New Fund;

(e)            None of the compensation received by any Shareholder who or that is an employee of or service provider to the Old Fund will be separate consideration for, or allocable to, any of the Old Fund Shares that Shareholder holds; none of the New Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, administrative services agreement or other service agreement; and the compensation paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm’s-length for similar services;

(f)            All expenses of the Reorganization that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) will be borne by the Manager. No expenses incurred by the Old Fund, or on its behalf, in connection with the Reorganization will be paid or assumed by the New Fund, the Manager, or any other third party, unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than the New Fund Shares will be transferred to the Old Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof; and

(g)            Immediately following consummation of the Reorganization, (1) the Shareholders will own all the New Fund Shares and will own those shares solely by reason of their ownership of the Old Fund Shares immediately before the Reorganization and (2) the New Fund will hold the same assets except for assets, if any, used to pay the Funds’ expenses incurred in connection with the Reorganization and be subject to the same known and disclosed liabilities that the Old Fund held or was subject to immediately before the Reorganization, plus any liabilities for those expenses; and those excepted assets, together with the amount of all redemptions and distributions (other than regular, normal dividends) the Old Fund makes immediately preceding the Reorganization, will, in the aggregate, constitute less than 1% of its net assets.

3.4.            The Manager represents and warrants to each Investment Company that no litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the Manager’s knowledge, threatened against the Manager, with respect to its business or the Old Fund, that, if adversely determined, would materially and adversely affect the Manager’s financial condition or the conduct of its business; and the Manager knows of no facts that might form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that could materially and adversely affect the Manager’s business or the Manager’s ability to fulfill its obligations under this Agreement.

4.	COVENANTS

4.1.            The Old Trust covenants to operate the business of the Old Fund as currently conducted in all material respects between the date hereof and the Closing.

4.2.            The Old Trust covenants to call a meeting of the Old Fund’s shareholders no later than October 11, 2016 to consider and act on this Agreement and to take all other action necessary to seek approval of the transactions contemplated hereby (“Shareholders Meeting”).

4.3.            The Old Trust covenants that it will assist the New Trust in obtaining information the New Trust reasonably requests concerning the beneficial ownership of the Old Fund Shares.

4.4.            The Old Trust covenants that it will turn over its books and records pertaining to the Old Fund (including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder) to the New Trust at the Closing.

4.5.            Each Investment Company covenants to cooperate with the other in preparing the Registration Statement in compliance with applicable federal and state securities laws.

4.6.            Each Investment Company covenants that it will, from time to time, as and when requested by the other, execute and deliver or cause to be executed and delivered all assignments and other instruments, and will take or cause to be taken any further action(s), the other Investment Company deems necessary or desirable in order to vest in, and confirm to, (a) the New Trust, on the New Fund’s behalf, title to and possession of all the Assets, and (b) the Old Trust, on the Old Fund’s behalf, title to and possession of the New Fund Shares to be delivered hereunder, and otherwise to carry out the intent and purpose hereof.

4.7.            The New Trust covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and applicable state securities laws it deems appropriate to commence and continue the New Fund’s operations after the Effective Time.

4.8.            Subject to this Agreement, each Investment Company covenants to take or cause to be taken all actions, and to do or cause to be done all things, reasonably necessary, proper, or advisable to consummate and effectuate the transactions contemplated hereby.

5.	CONDITIONS PRECEDENT

Each Investment Company’s obligations hereunder shall be subject to (a) performance by the other Investment Company and Manager of all its respective obligations to be performed hereunder at or before the Closing, (b) all representations and warranties of the other Investment Company and Manager contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time, and (c) the following further conditions that, at or before that time:

5.1.            All representations, covenants, and warranties of the New Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. The New Fund shall have delivered to the Old Fund a certificate executed in the New Fund’s name by the New Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Old Fund and dated as of the Closing Date, to such effect and as to such other matters as the Old Fund shall reasonably request;

5.2.            All representations, covenants, and warranties of the Old Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. The Old Fund shall have delivered to the New Fund on such Closing Date a certificate executed in the Old Fund’s name by the Old Trust’s President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the New Fund and dated as of such Closing Date, to such effect and as to such other matters as the New Fund shall reasonably request;

5.3.            All representations, covenants, and warranties of the Manager contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date.

5.4.            This Agreement and the transactions contemplated hereby shall have been duly adopted and approved by each Investment Company’s Board and by the Old Fund’s shareholders at the Shareholders Meeting;

5.5.            All necessary filings shall have been made with the Commission and state securities authorities, and no order or directive shall have been received that any other or further action is required to permit the Investment Companies to carry out the transactions contemplated hereby. The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Investment Company’s best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act or the 1940 Act. The Commission shall not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act. All consents, orders, and permits of federal, state, and local regulatory authorities (including the Commission and state securities authorities) either Investment Company deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on either Fund’s assets or properties;

5.6.            At the Effective Time, no action, suit, or other proceeding shall be pending (or, to either Investment Company’s best knowledge, threatened to be commenced) before any court, governmental agency, or arbitrator in which it is sought to enjoin the performance of, restrain, prohibit, affect the enforceability of, or obtain damages or other relief in connection with, the transactions contemplated hereby;

5.7.            The Investment Companies shall have received an opinion of Kilpatrick Townsend & Stockton LLP (“Counsel”) as to the federal income tax consequences mentioned below (“Tax Opinion”). (The receipt of such an opinion is a non-waivable condition to closing.) In rendering the Tax Opinion, Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Counsel may treat as representations and warranties made to it (that, notwithstanding paragraph 7, shall survive the Closing), and in separate letters, if Counsel requests, addressed to it and any certificates delivered pursuant to paragraph 2.5(b). The Tax Opinion shall be substantially to the effect that based on the facts and assumptions stated therein and conditioned on those representations and warranties’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Counsel has not approved) for federal income tax purposes:

(a)            The New Fund’s acquisition of the Assets in exchange solely for the New Fund Shares and its assumption of the Liabilities, followed by the Old Fund’s distribution of those shares pro rata to the Shareholders actually or constructively in exchange for their Old Fund Shares, will qualify as a “reorganization” (as defined in section 368(a)(1)(F)), and the New Fund and the Old Fund will each be “a party to a reorganization” (within the meaning of section 368(b));

(b)            The Old Fund will recognize no gain or loss on the transfer of the Assets to the New Fund in exchange solely for the New Fund Shares and the New Fund’s assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in exchange for their Old Fund Shares;

(c)            The New Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for New Fund Shares and its assumption of the Liabilities;

(d)            The New Fund’s basis in each Asset will be the same as the Old Fund’s basis therein immediately before the Reorganization, and the New Fund’s holding period for each Asset will include the Old Fund’s holding period therefor (except where the New Fund’s investment activities have the effect of reducing or eliminating an Asset’s holding period);

(e)            A Shareholder will recognize no gain or loss on the exchange of all its Old Fund Shares solely for the New Fund Shares pursuant to the Reorganization;

(f)            A Shareholder’s aggregate basis in the New Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Old Fund Shares it actually or constructively surrenders in exchange for those New Fund Shares, and its holding period for those New Fund Shares will include, in each instance, its holding period for those Old Fund Shares, provided the Shareholder holds them as capital assets at the Effective Time; and

(g)            For purposes of section 381, the New Fund will be treated just as the Old Fund would have been treated if there had been no Reorganization. Accordingly, the Reorganization will not result in the termination of the Old Fund’s taxable year, the Old Fund’s tax attributes enumerated in section 381(c) will be taken into account by the New Fund as if there had been no Reorganization, and the part of the Old Fund’s taxable year before the Reorganization will be included in the New Fund’s taxable year after the Reorganization subject to any applicable conditions and limitations specified in sections 381, 382, 383 and 384 and the regulations thereunder.

Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Fund, or any Shareholder, with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting;

5.8.            Before the Closing, the New Trust’s Board shall have authorized the issuance of, and the New Trust shall have issued one New Fund Share (“Initial Shares”) to the Manager or an affiliate thereof, in consideration of the payment of $10.00 each (or other amount that Board determines), to vote on the investment advisory agreement, distribution plan, and other agreements and plans referred to in paragraph 5.9 and to take whatever action it may be required to take as the New Fund’s sole shareholder;

5.9.            The New Trust, on the New Fund’s behalf, shall have entered into, or adopted, as appropriate, an investment advisory agreement, a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and other agreements and plans necessary for the New Fund’s operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by the New Trust’s Board and, to the extent required by law (as interpreted by Commission staff positions), by its trustees who are Non-Interested Persons thereof and by the Manager or its affiliate as the New Fund’s sole shareholder;

5.10.            The New Trust, on the New Fund’s behalf, shall have entered into an expense limitation agreement with Manager, the terms of which are consistent with those described in the Registration Statement;

5.11.            Before the Closing, all liabilities of the Old Fund and Manager (with respect to the Old Fund) to the services providers of the Old Fund, including, without limitation, the Old Fund’s administrator, transfer agent, distributor, counsel and auditor, have been paid in full;

5.12.            The New Trust shall have received an opinion in form and substance reasonably satisfactory to it from Kramer Levin Naftalis & Frankel LLP, counsel to the Old Trust (“Old Trust Counsel”), to the effect that, subject in all respects to the effects of bankruptcy, insolvency, arrangement among creditors, moratorium, fraudulent transfer or conveyance, and other similar laws of general applicability relating to or affecting creditor’s rights and to general equity principles: (1) the Old Trust was formed as a statutory trust operating under an Trust Instrument dated January 27, 1999, the beneficial interest in which is divided into transferable shares, and is validly existing and in good standing under the laws of the state of Delaware; (2) this Agreement and the transactions contemplated hereby and the execution and delivery of this Agreement have been duly authorized and approved by all requisite trust action of the Old Trust; and (3) this Agreement is a legal, valid and binding agreement of the Old Trust in accordance with its terms. In giving the opinion set forth above, Old Trust Counsel may state that it is relying on certificates of the officers of the Old Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Old Trust; and

5.13.            At any time before the Closing, either Investment Company may waive any of the foregoing conditions (except those set forth in paragraphs 5.4, 5.5 and 5.7) if, in the judgment of its Board, such waiver will not have a material adverse effect on its Fund’s shareholders’ interests.

6.	EXPENSES

Subject to complying with the representation and warranty contained in paragraph 3.3(f), the Manager shall bear the Reorganization Expenses. The Reorganization Expenses shall include (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing the Old Fund’s prospectus supplements and the Registration Statement, and printing and distributing New Fund’s prospectus and the Old Fund’s proxy materials, (2) legal and accounting fees, (3) transfer agent and custodian conversion costs, (4) transfer taxes for foreign securities, (5) proxy solicitation costs, (6) any state Blue Sky fees, (7) expenses of holding the Shareholders Meeting (including any adjournments thereof), and (8) costs of terminating the Old Fund. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization. The Old Trust must submit for reimbursement to the Manager, any invoices related to Reorganization Expenses within 90 days of the Closing.

7.	ENTIRE AGREEMENT; NO SURVIVAL

Neither Investment Company has made any representation, warranty, or covenant not set forth herein, and this Agreement constitutes the entire agreement between the Investment Companies. The representations, warranties, and covenants contained herein or in any document delivered pursuant hereto or in connection herewith shall not survive the Closing; provided, however, that notwithstanding the foregoing, paragraphs 1.7, 1.8, 4.3, 4.6, 6, 7 and 9 shall survive Closing.

8.	TERMINATION

This Agreement may be terminated at any time at or before the Closing:

8.1.            By either Investment Company (a) in the event of the other Investment Company’s or Manager’s material breach of any representation, warranty, or covenant contained herein to be performed at or before the Closing, (b) if a condition to its obligations has not been met and it reasonably appears that that condition will not or cannot be met, (c) if a governmental body issues an order, decree, or ruling having the effect of permanently enjoining, restraining, or otherwise prohibiting consummation of the Reorganization, or (d) if the Closing has not occurred on or before October 31, 2016, or such other date as to which the Investment Companies agree; or

8.2.            By the Investment Companies’ mutual agreement.

In the event of termination under paragraphs 8.1(c) or (d) or 8.2, neither Investment Company (nor its trustees, officers, or shareholders) shall have any liability to the other Investment Company.

9.	CONFIDENTIALITY

9.1.            The Investment Companies and the Manager will hold, and will cause their board members, officers, employees, representatives, agents and affiliated persons to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other parties, all confidential information obtained from another party in connection with the transactions contemplated by this Agreement, except such information may be disclosed: (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; (vi) as part of any general announcement or similar publicity of the transaction after Closing; or (vii) if it is otherwise mutually agreed to between the parties or expressly provided for herein.

9.2.            In the event of a termination of this Agreement, the parties agree that they, along with their board members, employees, representative agents and affiliated persons, shall, and shall cause their affiliates to, except with the prior written consent of the other party, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all confidential or proprietary information relating to any other party and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed: (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise mutually agreed to between the parties or expressly provided for herein.

10.	AMENDMENTS

The Investment Companies may amend, modify, or supplement this Agreement at any time in any manner they mutually agree on in writing, notwithstanding the Old Fund’s shareholders’ approval thereof; provided that, following that approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests. No subsequent amendments, modifications, or supplements to this Agreement will alter the obligations of the parties with respect to paragraph 6 without their express agreement thereto.

11.	SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

12.	NOTICES

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

To Old Trust:
Stralem Fund
645 Madison Ave.
New York, NY 10022
Attention: Andrea Baumann Lustig

With a copy (which shall not constitute notice) to:

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas,
New York, New York 10036
Attention: Aviva L. Grossman

To the New Trust:

Ultimus Managers Trust
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
Attention: Dave Carson

With a copy (which shall not constitute notice) to:

Kilpatrick Townsend & Stockton, LLP
4208 Six Forks Road, Suite 1400
Raleigh, North Carolina 27609
Attention: Thomas W. Steed III, Esquire

To the Manager:

Stralem & Company Incorporated
645 Madison Ave.
New York, NY 10022
Attention: Andrea Baumann Lustig

13.	MISCELLANEOUS

13.1.            This Agreement shall be governed by and construed in accordance with the internal laws of Ohio, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

13.2.            Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the New Trust, on the New Fund’s behalf, or the Old Trust, on the Old Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

13.3.            Notice is hereby given that this instrument is executed and delivered on behalf of each Investment Company’s trustees solely in their capacities as trustees, and not individually, and that each Investment Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than its Fund but are only binding on and enforceable against its property attributable to and held for the benefit of its Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof. Each Investment Company, in asserting any rights or claims under this Agreement on its or its Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the other Investment Company or to those trustees, officers, or shareholders.

13.4.            This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more counterparts have been executed by each Investment Company and delivered to the other Investment Company. The headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation hereof.

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above.

ULTIMUS MANAGERS TRUST, on behalf of the New Fund listed on Schedule A

By:	/s/ David R. Carson
David R. Carson
President

STRALEM FUND, on behalf of the Old Fund listed on Schedule A

By:	/s/ Andrea Bauman Lustig
Andrea Baumann Lustig
President

Solely for purposes of paragraphs 3.4, 5.10, 5.11, 6, and 9
STRALEM & COMPANY INCORPORATED

By:	/s/ Andrea Baumann Lustig
Andrea Baumann Lustig
President

APPENDIX A

Old Fund Stralem Fund	To be Reorganized into	New Fund Ultimus Managers Trust
Stralem Equity Fund	à	Stralem Equity Fund

APPENDIX B

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

Set forth below is a discussion of the fundamental and non-fundamental investment policies of the Existing Fund and the New Fund. For purposes of this discussion, a “fundamental” investment policy is one that may not be changed with respect to a fund without approval by the holders of a majority of the outstanding shares of that fund. The New Fund has adopted the Existing Fund’s fundamental and non-fundamental investment policies.

FUNDAMENTAL INVESTMENT POLICIES
EXISTING FUND	NEW FUND
Borrowing, Margin Purchases and Short Sales
The Existing Fund may not borrow money, except that it may (a) enter into commitments to purchase securities and instruments in accordance with its investment program, provided that the total amount of any borrowing does not exceed 33⅓% of the Existing Fund’s total assets at the time of the transaction; and (b) borrow money in an amount not exceeding 33⅓% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 33⅓% of the Existing Fund’s total assets must be repaid before the Fund may make additional investments.

The New Fund may not borrow money, except that it may (a) enter into commitments to purchase securities and instruments in accordance with its investment program, provided that the total amount of any borrowing does not exceed 33⅓% of the New Fund’s total assets at the time of the transaction; and (b) borrow money in an amount not exceeding 33⅓% of the value of its total assets at the time when the loan is made. Any borrowings representing more than 33⅓% of the New Fund’s total assets must be repaid before the Fund may make additional investments.

Senior Securities
The Existing Fund may not issue any senior security (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)), except that (a) the Existing Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the Existing Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, the Existing Fund may borrow as authorized by the 1940 Act.

The New Fund may not issue any senior security (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)), except that (a) the New Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (b) the New Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (c) subject to the restrictions set forth below, the New Fund may borrow as authorized by the 1940 Act.

Underwriting Activities
The Existing Fund may not underwrite securities of other issuers, except to the extent that it may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

The New Fund may not underwrite securities of other issuers, except to the extent that it may be considered an underwriter within the meaning of the Securities Act of 1933, as amended, when reselling securities held in its own portfolio.

Purchases and Sales of Real Estate
The Existing Fund may not engage in the purchase or sale of direct interests in real estate or invest in indirect interests in real estate, except for the purpose of providing office space for the transaction of its business. The Existing Fund may, however, invest in securities of real estate investment trusts when such securities are readily marketable, but the Existing Fund has no current intention of so doing.

The New Fund may not engage in the purchase or sale of direct interests in real estate or invest in indirect interests in real estate, except for the purpose of providing office space for the transaction of its business. The New Fund may, however, invest in securities of real estate investment trusts when such securities are readily marketable, but the New Fund has no current intention of so doing.

Commodities
The Existing Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Existing Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

The New Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Existing Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

Loans
The Existing Fund may not lend any security or make any other loan if, as a result, more than 33⅓% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

The New Fund may not lend any security or make any other loan if, as a result, more than 33⅓% of its total assets would be lent to other parties, but this limitation does not apply to purchases of publicly issued debt securities or to repurchase agreements.

Concentration
The Existing Fund may not concentrate its investments in a particular industry (other than securities issued or guaranteed by the government or any of its agencies or instrumentalities). No more than 25% of the value of the Existing Fund’s total assets, based upon the current market value at the time of purchase of securities in a particular industry, may be invested in such industry. This restriction shall not prevent the Existing Fund from investing all of its assets in a “master” fund that has adopted a similar restriction.

The Existing Fund may not concentrate its investments in a particular industry (other than securities issued or guaranteed by the government or any of its agencies or instrumentalities). No more than 25% of the value of the Existing Fund’s total assets, based upon the current market value at the time of purchase of securities in a particular industry, may be invested in such industry. This restriction shall not prevent the Existing Fund from investing all of its assets in a “master” fund that has adopted a similar restriction.

NON-FUNDAMENTAL INVESTMENT POLICIES
EXISTING FUND	NEW FUND
Not applicable	Not applicable

APPENDIX C
FINANCIAL HIGHLIGHTS

This financial highlights table is intended to help you understand the Existing Fund’s financial performance for the past 5 fiscal years and the most recent semi-annual period. Certain information reflects financial results for a single share of the Existing Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Existing Fund (assuming reinvestment of all dividends and distributions). The information as of each fiscal year end, October 31, was audited by EisnerAmper LLP, whose report, along with the Fund’s financial statements are included in the annual report, which is available upon request. The information as of the period ending April 30, 2016, is unaudited, but was included in the semi-annual report, which is available upon request.

	(for a share outstanding throughout each year)
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
Existing Fund (a)		2015	2014	2013(b)	2012(b)	2011(b)
Net asset value, beginning of period	$15.53	$17.45	$16.77	$14.10	$13.09	$12.12

Income from investment operations:
Net investment income	0.12	0.23	0.24	0.27	0.23	0.15
Net gain on securities	0.13	0.34	1.70	2.87	0.95	0.98
Total from investment operations	0.25	0.57	1.94	3.14	1.18	1.13

Less distributions:
Dividends from net investment income	(0.25)	(0.25)	(0.26)	(0.25)	(0.17)	(0.16)
Dividends from net realized gains	(5.22)	(2.24)	(1.00)	(0.22)	—	—
Total distributions	(5.47)	(2.49)	(1.26)	(0.47)	(0.17)	(0.16)

Proceeds from redemption fees collected	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)

Net asset value, end of period	$10.31	$15.53	$17.45	$16.77	$14.10	$13.09

Total return (d)	2.63 (e)	3.43%	12.18%	22.97%	9.06%	9.47%

Ratios/supplemental data:
Net assets, end of period (000’s)	$143,915		$190,800	$318,237	$365,022	$343,579	$257,845
Ratio of total expenses to average net assets	1.47	%(f)	1.21%	1.12%	1.09%	1.14%	1.26%
Ratio of net expenses to average net assets (g)	0.98	%(f)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets (g)	1.28	%(f)	1.17%	1.27%	1.61%	1.68%	1.43%
Portfolio turnover rate	0%		33%	19%	14%	20%	28%

(a)	The comparative financial highlights are for the Institutional Class only.
(b)	Per share amounts reflect the 10:1 stock split effective February 22, 2013.
(c)	Amount rounds to less than $0.01 per share.
(d)	Total return is the measure of the change in value of an investment in the Fund over the year covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	Annualized.
(g)	Ratio was determined after advisory fee reductions and/or expense reimbursements by the Investment Adviser.

STATEMENT OF ADDITIONAL INFORMATION

September 6, 2016

ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 240
Cincinnati, Ohio 45246

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated September 6, 2016 for the special meeting of shareholders of Stralem Fund (the “Trust”) with respect to the Stralem Equity Fund to be held on October 11, 2016. At the special meeting, shareholders of the Stralem Equity Fund will be asked to consider and approve proposed Agreements and Plans of Reorganization (the “Reorganization Agreements”), by and between the Trust and Ultimus Managers Trust (the “Ultimus Trust”) on behalf of the Stralem Equity Fund, and the Stralem Equity Fund, a separate series of the Ultimus Trust (the “UMT Stralem Equity Fund”). Copies of the Proxy Statement/Prospectus may be obtained at no charge by calling 1-866-822-9555. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Stralem Equity Fund the (the “Existing Fund”) is contained in and incorporated by reference to the Prospectus and Statement of Additional Information for the Trust dated March 1, 2016. The audited financial statements and related independent registered public accountants' report for the Trust contained in the Annual Report to shareholders for the fiscal year ending October 31, 2015 and the Semi-Annual Report to shareholders for the period ending April 30, 2016, are incorporated herein by reference.

Further information about the UMT Stralem Equity Fund (the “New Fund”) is contained in and incorporated by reference to a preliminary Prospectus and Statement of Additional Information dated October __, 2016, which was filed with the SEC on July 26, 2016. Copies are available upon request and without charge by calling 1-866-822-9555. The UMT Stralem Equity Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

Table of Contents

PRO FORMA FINANCIAL INFORMATION	71
INDEMNIFICATION	72
EXHIBITS	73
UNDERTAKINGS	83

PRO FORMA FINANCIAL INFORMATION

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganizations had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Existing Fund as of September 1, 2016, using the fees and expenses information based on the six months ended April 30, 2016 for Existing Fund. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Existing Fund, which are available in their annual and semi-annual shareholder reports. The Existing Fund will be reorganized into the New Fund, which is a newly organized shell fund with no assets and liabilities, which will commence investment operations upon completion of the Reorganizations.

Narrative Description of the Pro Forma Effects of the Reorganizations

Note 1 - Reorganizations
The unaudited pro forma information has been prepared to give effect to the proposed reorganizations of the Existing Fund into the New Fund pursuant to an Agreement and Plan of Reorganization as if the Reorganizations had occurred on April 30, 2016.

Existing Fund	New Fund
Stralem Equity Fund	Stralem Equity Fund*

*Newly organized shell fund.

Note 2 - Basis of Pro Forma

The Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the New Fund or its shareholders as a direct result of the Reorganizations. The Existing Fund and the New Fund are each series of a registered open-end management investment company. The Reorganization would be accomplished by the transfer of all of the assets and all of the liabilities of the applicable Existing Fund to the New Fund in exchange for shares of the Acquiring Fund and the distribution of such shares to the shareholders of the Existing Fund, in complete liquidation of the Existing Fund followed by the termination of the Existing Fund. The table below shows the shares that Existing Fund shareholders would have received had the Reorganizations occurred on April 30, 2016.

Shares of New Fund Pre-Reorganization	Shares Issued in Reorganization	Total Pro Forma Outstanding Shares Post-Reorganization
0*	13,731,984	13,731,984

*Newly organized shell fund.

The Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), for financial reporting purposes, the historical cost basis of the investments received from the Existing Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund (which will be the New Fund) with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
Stralem Equity Fund (the Existing Fund)	$143,915,013	4/30/2016
Stralem Equity Fund (the New Fund)*	$—	$—

* Newly organized shell fund.

Note 3 - Pro Forma Expense Adjustments
No significant accounting policies will change as a result of the Reorganizations, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any contracts of the Acquiring Fund are expected as a result of the Reorganizations.

Note 4 - Portfolio Repositioning
The New Fund is a newly organized shell fund with no assets other than a single seed share necessary to facilitate its formation and no liabilities that will commence investment operations upon completion of the Reorganizations. Prior to the Reorganizations, it is estimated that the Existing Fund will not sell any of its securities.

Note 5 - Reorganization Costs
Stralem & Company Incorporated (the “Adviser”) estimates that expenses for the Reorganizations will be approximately $110,000. These costs represent management’s estimate of professional services fees, printing costs and mailing charges related to the Reorganizations. The Adviser will pay the direct costs of the Reorganizations.

Note 6 - Accounting Survivor
Existing Fund will be the accounting survivor of the Reorganizations. The surviving fund will have the portfolio manager, portfolio composition, investment objective, expense structure and investment policies and limitations of the New Fund.

Note 7 - Capital Loss Carryforwards
As of April 30, 2016, the Existing Fund has no unused capital loss carryforwards.

INDEMNIFICATION

Article VI, Section 6.4 of the Declaration of Trust of Ultimus Managers Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

EXHIBITS
(1)	Agreement and Declaration of Trust, dated February 28, 2012, is incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(2)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(3)	None

(4)	Plan of Reorganization of the Stralem Equity Fund is incorporated by reference to Appendix A to Exhibit (4) of Pre-Effective Amendment on Form N-14, filed on September 2, 2016.

(5)	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(6)(a)
Investment Advisory Agreement with Apex Capital Management, Inc., dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(6)(b)
Investment Advisory Agreement with Cincinnati Asset Management, Inc., dated June 5, 2012, for CAM: Broad Market Strategic Income Fund is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(6)(c)
Investment Advisory Agreement with Lyrical Asset Management L.P., dated January 22, 2013, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(6)(d)
Investment Advisory Agreement with Barrow Street Advisors LLC, dated April 23, 2013, for Barrow Value Opportunity Fund (formerly Barrow All-Cap Core Fund) and Barrow Long/Short Opportunity Fund (formerly Barrow All-Cap Long/Short Fund) (collectively, the “Barrow Funds”) is incorporated by reference to Exhibit (d)(v) of Post-Effective Amendment No. 8 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(6)(e)
Investment Advisory Agreement with Wavelength Capital Management, LLC, dated April 23, 2013, for Wavelength Interest Rate Neutral Fund is incorporated by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(6)(f)
Investment Advisory Agreement with Lyrical Asset Management LP, dated April 22, 2014, for Lyrical U.S. Hedged Value Fund (collectively with the Lyrical U.S. Value Fund, the “Lyrical Funds”) is incorporated by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(6)(g)
Investment Advisory Agreement with Edge Advisors, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund is incorporated by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(6)(h)
Investment Advisory Agreement with Galapagos Partners, LP, dated December 29, 2014, for Galapagos Partners Select Equity Fund is incorporated by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(6)(i)
Investment Advisory Agreement with Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.), dated December 29, 2014, for Ryan Labs Core Bond Fund is incorporated by reference to Exhibit (d)(x) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(6)(j)
Investment Advisory Agreement with Waycross Partners, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund is incorporated by reference to Exhibit (d)(xi) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(6)(k)
Investment Advisory Agreement with Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.), dated November 13, 2015, for Ryan Labs Long Credit Fund (collectively with Ryan Labs Core Bond Fund, the “Ryan Labs Funds”) is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(6)(l)
Investment Advisory Agreement with Topturn Fund Advisors, LLC, dated July 21, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(6)(m)(i)
Investment Advisory Agreement with Alambic Investment Management, LP, dated August 19, 2015, for Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund (the “Alambic Funds”), is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(6)(m)(ii)
First Amended Schedule A, dated December 13, 2015, to the Investment Advisory Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (d)(13)(B) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(6)(n)
Investment Advisory Agreement with Castlemaine LLC, for Castlemaine Emerging Markets Opportunity Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (collectively the “Castlemaine Funds”), is incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(6)(o)
Investment Advisory Agreement with Marshfield Associates, Inc., dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(7)(a)(i)
Distribution Agreement with Ultimus Fund Distributors, LLC, dated June 7, 2012, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(7)(a)(ii)
Amended Schedule A, dated December 27, 2015, to Distribution Agreement with Ultimus Fund Distributors, LLC, dated June 7, 2012 is incorporated by reference to Exhibit (e)(1)(B) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(8)	None

(9)(a)(i)
Custody Agreement with U.S. Bank, dated June 5, 2012, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(9)(a)(ii)
Second Amendment, dated August 21, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(9)(a)(iii)
Third Amendment, dated December 31, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(9)(a)(iv)
Fourth Amendment, dated May 28, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Barrow Funds, is incorporated by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 10 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 20, 2013.

(9)(a)(v)
Fifth Amendment, dated September 11, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (g)(v) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(9)(a)(vi)
Sixth Amendment, dated May 15, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Hedged Equity Fund, is incorporated by reference to Exhibit (g)(vi) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(9)(a)(vii)
Seventh Amendment, dated August 26, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (g)(vii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(9)(a)(viii)
Eighth Amendment, dated November 11, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Galapagos Partners Select Equity Fund and Ryan Labs Core Bond Fund, is incorporated by reference to Exhibit (g)(ix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(9)(a)(ix)
Ninth Amendment, dated March 24, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (g)(x) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(9)(a)(x)
Tenth Amendment, dated April 6, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Ryan Labs Long Credit Fund, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(9)(a)(xi)
Twelfth Amendment, dated August 8, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (g)(1)(K) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(9)(a)(xii)
Thirteenth Amendment, dated December 16, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Castlemaine Funds, is incorporated by reference to Exhibit (g)(1)(L) of Post-Effective Amendment No. 63 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(9)(a)(xiii)	Eleventh Amendment, dated July 9, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Ryan Labs Funds, filed on March 29, 2016.

(9)(b)(i)
Global Custody Agreement with MUFG Union Bank, N.A., dated July 21, 2015, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), for Alambic Small Cap Value Fund, filed on August 19, 2015.

(9)(b)(ii)
Amended Appendix D, dated October 19, 2015, to the Global Custody Agreement with MUFG Union Bank, N.A., dated July 21, 2015, is incorporated by reference to Exhibit (g)(2)(B) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), for Alambic Small Cap Growth Fund and Marshfield Concentrated Opportunity Fund, filed on December 16, 2015.

(10)(a)
Rule 12b-1 Plan, dated June 5, 2012, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(10)(b)
Amended Appendix A, dated July 21, 2014), is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(11)	Opinion and Consent of Counsel is incorporated by reference to Exhibit (11) of Pre-Effective Amendment on Form N-14, filed on September 2, 2016.

(12)	Opinion and Consent of Counsel as to tax matters is incorporated by reference to Exhibit (12) of Pre-Effective Amendment on Form N-14, filed on September 2, 2016.

(13)(a)(i)(A)
Administration Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical Funds, the Barrow Funds, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(ii) through (h)(vi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(13)(a)(i)(B)	Amended Schedule B, dated February 5, 2016, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated January 22, 2013, for the Lyrical Funds filed on March 29, 2016.

(13)(a)(ii)
Administration Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 14, 2014.

(13)(a)(iii)
Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20,2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxviii) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(13)(a)(iv)(A)
Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(xxxii) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(13)(a)(iv)(B)
Amended Schedule A, dated November 13, 2015, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(1)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(13)(a)(v)
Administration Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxviii) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(13)(a)(vi)
Administration Agreement with Ultimus Fund Solutions, LLC, dated September 1, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(1)(G) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(13)(a)(vii)(A)
Administration Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(1)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(13)(a)(vii)(B)
First Amended Schedule A, dated December 13, 2015, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(1)(H)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(13)(a)(viii)
Administration Agreement with Ultimus Fund Solutions, LLC, for Castlemaine Funds, is incorporated by reference to Exhibit (h)(1)(H) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(13)(a)(ix)
Administration Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(1)(J) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(13)(b)(i)
Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, is incorporated by reference to Exhibits (h)(xxiv) of Post-Effective Amendment No. 25 of Post-Effective Amendment No. 1 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on, June 29, 2012.

(13)(b)(ii)
Amended Schedule A, dated December 13, 2015, to the Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, is filed incorporated by reference to Exhibit (h)(2)(B) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(13)(c)(i)
Fund Accounting Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical Funds, the Barrow Funds, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(xii) through (h)(xvi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(13)(c)(ii)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(13)(c)(iii)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(13)(c)(iv)(A)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(xxxviii) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(13)(c)(iv)(B)
Amended Schedule A, dated November 13, 2015, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(3)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(13)(c)(v)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxix) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(13)(c)(vi)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated September 1, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(3)(G) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(13)(c)(vii)(A)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(3)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(13)(c)( vii)(B)
First Amended Schedule A, dated December 13, 2015, to the Fund Accounting Agreement, dated August 19, 2015, with Ultimus Fund Solutions, LLC, for the Alambic Funds, is incorporated by reference to Exhibit (h)(3)(H)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(13)(c)(viii)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, for Castlemaine Funds, is incorporated by reference to Exhibit (h)(3)(H) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(13)(c)(ix)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(3)(I)(ii) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(13)(d)(i)
Transfer Agent and Shareholder Services Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical Funds, the Barrow Funds, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(vii) through (h)(xi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(13)(d)(ii)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxvi) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(13)(d)(iii)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxx) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(13)(d)(iv)(A)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Funds, is incorporated by reference to Exhibit (h)(xxxiv) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(13)(d)(iv)(B)
Amended Schedule A, dated November 13, 2015, to the Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Funds, is incorporated by reference to Exhibit (h)(4)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(13)(d)(v)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xl) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(13)(d)(vi)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated September 1, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(4)(G) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(13)(d)(vi)(A)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(4)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(13)(d)(vi)(B)
First Amended Schedule A, dated December 13, 2015, to the Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(4)(H)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(13)(d)(vii)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, for Castlemaine Funds, is incorporated by reference to Exhibit (h)(4)(B) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(13)(d)(viii)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(4)(J) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(13)(e)(i)
First Amended Expense Limitation Agreement with Apex Capital Management, Inc., dated April 21, 2014, for APEXcm Small/Mid Cap Growth Fund, is incorporated by reference to Exhibit (h)(i) of Post-Effective Amendment No. 26 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 29, 2014.

(13)(e)(ii)(A)
First Amended Expense Limitation Agreement with Cincinnati Asset Management, Inc., dated April 21, 2014, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, is incorporated by reference to Exhibit (h)(5)(B)(i) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

(13)(e)(iii)
Expense Limitation Agreement with Barrow Street Advisors LLC, dated April 23, 2013, for the Barrow Funds, is incorporated by reference to Exhibit (h)(ix) of Post-Effective Amendment No. 8 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(13)(e)(iv)
Expense Limitation Agreement with Wavelength Capital Management, LLC, dated July 23, 2013, for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (h)(x) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(13)(e)(v)(A)
First Amended Expense Limitation Agreement with Lyrical Asset Management LP, dated January 21, 2014, for the Lyrical Funds, is incorporated by reference to Exhibit (h)(5)(F)(i) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(13)(e)(v)(B)
Amended Schedule A, dated April 22, 2014, to the First Amended Expense Limitation Agreement with Lyrical Asset Management LP, dated January 21, 2014, for the Lyrical Funds, is by reference to Exhibit (h)(5)(F)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(13)(e)(vi)
Expense Limitation Agreement with Edge Advisors, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxvii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(13)(e)(vii)
Expense Limitation Agreement with Galapagos Partners, L.P., dated December 29, 2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxxi) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(13)(e)(viii)
Expense Limitation Agreement with Ryan Labs Asset Management Inc., dated December 29, 2014, for Ryan Labs Core Bond Fund, is incorporated by reference to Exhibit (h)(xxxv) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(13)(e)(ix)
Expense Limitation Agreement with Waycross Partners, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxvii) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(13)(e)(x)
Expense Limitation Agreement with Ryan Labs Asset Management Inc., dated November 13, 2015, for Ryan Labs Long Credit Fund, is incorporated by reference to Exhibit (h)(5)(K) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(13)(e)(xi)
Expense Limitation Agreement with Topturn Fund Advisors, LLC, dated July 21, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(5)(L) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(13)(e)(xii)(A)
Expense Limitation Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(5)(M) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(13)(e)(xii)(B)
First Amended Schedule A, dated December 13, 2015, to the Expense Limitation Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(5)(M)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(13)(e)(xiii)
Expense Limitation Agreement with Castlemaine LLC, for Castlemaine Funds, is incorporated by reference to Exhibit (h)(5)(N) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(13)(e)(xiv)
Expense Limitation Agreement with Marshfield Associates, Inc. for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(5)(O) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(14)	Consent of Independent Registered Public Accounting Firm filed herewith.

(15)	Inapplicable

(16)(a)
Powers of Attorney, dated June 5, 2012, are incorporated by reference to Exhibit (poa) of Pre-Effective Amendment No. 2 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 8, 2012.

(16)(b)	Powers of Attorney for John C. Davis, David M. Deptula, John J. Discepoli, and Janine L. Cohen, dated January 25, 2016, March 29, 2016.

(17)	None

UNDERTAKINGS

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Cincinnati and the State of Ohio, on September 6, 2016.

ULTIMUS MANAGERS TRUST

By:	/s/ David R. Carson
David R. Carson
President

Pursuant to the requirements of the Securities Act, this pre-effective amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert G. Dorsey	Trustee	September 6, 2016
Robert G. Dorsey

/s/ Jennifer L. Leamer	Treasurer/Controller	September 6, 2016
Jennifer L. Leamer

*	Trustee	September 6, 2016
David M. Deptula

*	Trustee	September 6, 2016
John J. Discepoli

*	Trustee	September 6, 2016
Janine L. Cohen

/s/ Bo James Howell
Bo James Howell
Attorney-in-Fact*

Exhibit Index

(14)	Consent of Independent Registered Public Accounting Firm